UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21558

Pioneer Short Term Income Fund

(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109

(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,

60 State Street, Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 742-7825

Date of fiscal year end: August 31, 2024

Date of reporting period: September 1, 2023 through February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Pioneer Short Term Income Fund
Semiannual Report  |  February 29, 2024

A: STABX	C: PSHCX	C2: STIIX	K: STIKX	Y: PSHYX
IMPORTANT NOTICE – UPCOMING CHANGES TO PIONEER FUNDS ANNUAL & SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information (“Redesigned Reports”). Certain information currently included in the Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's Reports electronically, you will continue to receive the Redesigned Reports electronically. Otherwise, you will receive paper copies of the Fund's Redesigned Reports via USPS mail starting in July 2024. If you would like to receive the Fund's Redesigned Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at amundi.com/usinvestors and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

visit us: www.amundi.com/us

Pioneer Short Term Income Fund | Semiannual Report | 2/29/241

Portfolio Summary  |  2/29/24
Portfolio Diversification

(As a percentage of total investments)*
10 Largest Holdings

(As a percentage of total investments)*
1.	U.S. Treasury Bonds, 6.375%, 8/15/27	1.29%
2.	U.S. Treasury Bonds, 6.875%, 8/15/25	1.25
3.	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	0.73
4.	Federal National Mortgage Association, 6.50%, 8/23/92 (TBA)	0.71
5.	BHG Securitization Trust, Series 2022-C, Class B, 5.93%, 10/17/35 (144A)	0.60
6.	US Bancorp, 6.787% (SOFR + 188 bps), 10/26/27	0.59
7.	ABPCI Direct Lending Fund CLO VI Ltd., Series 2019-6A, Class A2R, 7.57% (3 Month Term SOFR + 225 bps), 4/27/34 (144A)	0.59
8.	U.S. Treasury Notes, 4.625%, 2/28/25	0.59
9.	Cooperatieve Rabobank UA, 6.056% (SOFR + 71 bps), 3/5/27	0.56
10.	American Express Co., 6.338% (SOFR + 133 bps), 10/30/26	0.56
*   Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
2Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Prices and Distributions  |  2/29/24
Net Asset Value per Share
Class	2/29/24	8/31/23
A	$8.78	$8.71
C	$8.80	$8.73
C2	$8.80	$8.74
K	$8.83	$8.77
Y	$8.79	$8.73

Distributions per Share: 9/1/23 - 2/29/24
Class	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
A	$0.2482	$—	$—
C	$0.2420	$—	$—
C2	$0.2425	$—	$—
K	$0.2662	$—	$—
Y	$0.2644	$—	$—
Index Definitions
The Bloomberg One- to Three-Year Government/Credit Index is an unmanaged measure of the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $10,000 Investment” and “Value of $5 Million Investment” charts on pages 4 - 8.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/243

Performance Update | 2/29/24	Class A Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Short Term Income Fund during the periods shown, compared to that of the Bloomberg One- to Three-Year Government/Credit Index.
Average Annual Total Returns (As of February 29, 2024)
Period	Net Asset Value (NAV)	Bloomberg One- to Three-Year Government/ Credit Index
10 Years	1.62%	1.14%
5 Years	1.90	1.31
1 Year	6.32	4.45
Expense Ratio (Per prospectus dated December 28, 2023)
Gross	Net
0.97%	0.83%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share.
Class A shares of the Fund are not subject to sales charges. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2025 for Class A shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
4Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Performance Update | 2/29/24	Class C Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Short Term Income Fund  during the periods shown, compared to that of the Bloomberg One- to Three-Year Government/Credit Index.
Average Annual Total Returns (As of February 29, 2024)
Period	Net Asset Value (NAV)	Bloomberg One- to Three-Year Government/ Credit Index
10 Years	1.44%	1.14%
5 Years	1.76	1.31
1 Year	6.15	4.45
Expense Ratio (Per prospectus dated December 28, 2023)
Gross
1.06%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class C shares are not subject to sales charges. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/245

Performance Update | 2/29/24	Class C2 Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class C2 shares of Pioneer Short Term Income Fund during the periods shown, compared to that of the Bloomberg One- to Three-Year Government/Credit Index.
Average Annual Total Returns (As of February 29, 2024)
Period	If Held	If Redeemed	Bloomberg One- to Three-Year Government/ Credit Index
10 Years	1.45%	1.45%	1.14%
5 Years	1.77	1.77	1.31
1 Year	6.04	5.04	4.45
Expense Ratio (Per prospectus dated December 28, 2023)
Gross
1.03%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class C2 shares held for less than one year are subject to a 1% contingent deferred sales charge (CDSC). “If Held” results represent the percent change in net asset value per share. “If Redeemed” returns reflect deduction of the CDSC for the one-year period, assuming a complete redemption of shares at the last price calculated on the last business day of the period, and no CDSC for the five- and 10-year periods. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
6Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Performance Update | 2/29/24	Class K Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class K shares of Pioneer Short Term Income Fund during the periods shown, compared to that of the Bloomberg One- to Three-Year Government/Credit Index.
Average Annual Total Returns (As of February 29, 2024)
Period	Net Asset Value (NAV)	Bloomberg One- to Three-Year Government/ Credit Index
10 Years	2.00%	1.14%
5 Years	2.36	1.31
1 Year	6.58	4.45
Expense Ratio (Per prospectus dated December 28, 2023)
Gross	Net
0.50%	0.46%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on December 31, 2014, is the net asset value performance of the Fund’s Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception would have been higher than the performance shown. For the period beginning December 31, 2014, the actual performance of Class K shares is reflected. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation in effect through January 1, 2025 for Class K shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/247

Performance Update | 2/29/24	Class Y Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Short Term Income Fund during the periods shown, compared to that of the Bloomberg One- to Three-Year Government/Credit Index.
Average Annual Total Returns (As of February 29, 2024)
Period	Net Asset Value (NAV)	Bloomberg One- to Three-Year Government/ Credit Index
10 Years	1.95%	1.14%
5 Years	2.33	1.31
1 Year	6.58	4.45
Expense Ratio (Per prospectus dated December 28, 2023)
Gross	Net
0.59%	0.46%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation in effect through January 1, 2025 for Class Y shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
8Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Comparing Ongoing Fund Expenses
As a shareholder in the Fund, you incur two types of costs:
(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)	Divide your account value by $1,000 Example: an $8,600 account value ÷ $1,000 = 8.6
(2)	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund
Based on actual returns from September 1, 2023 through February 29, 2024.
Share Class	A	C	C2	K	Y
Beginning Account Value on 9/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 2/29/24	$1,037.00	$1,036.20	$1,035.00	$1,037.70	$1,037.70
Expenses Paid During Period*	$4.20	$5.16	$5.01	$2.33	$2.33

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83%, 1.02%, 0.99%, 0.46%, and 0.46% for Class A, Class C, Class C2, Class K, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reﬂect the one-half year period).
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/249

Comparing Ongoing Fund Expenses (continued)
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund
Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2023 through February 29, 2024.
Share Class	A	C	C2	K	Y
Beginning Account Value on 9/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 2/29/24	$1,020.74	$1,019.79	$1,019.94	$1,022.58	$1,022.58
Expenses Paid During Period*	$4.17	$5.12	$4.97	$2.31	$2.31

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83%, 1.02%, 0.99%, 0.46%, and 0.46% for Class A, Class C, Class C2, Class K, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reﬂect the one-half year period).
10Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Schedule of Investments  |  2/29/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.0%
	Senior Secured Floating Rate Loan Interests — 1.0% of Net Assets*(a)
	Advertising Sales — 0.1%
445,466	Lamar Media Corp., Term B Loan, 6.926% (Term SOFR + 150 bps), 2/5/27	$ 445,466
267,202	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 7.076% (Term SOFR + 175 bps), 11/18/26	266,575
	Total Advertising Sales	$712,041

	Airlines — 0.1%
246,250	Air Canada, Term Loan, 8.935% (Term SOFR + 350 bps), 8/11/28	$ 246,943
	Total Airlines	$246,943

	Applications Software — 0.0%†
244,375	RealPage, Inc., First Lien Initial Term Loan, 8.441% (Term SOFR + 300 bps), 4/24/28	$ 238,006
	Total Applications Software	$238,006

	Cable & Satellite Television — 0.0%†
235,662	Virgin Media Bristol LLC, N Facility, 7.932% (Term SOFR + 250 bps), 1/31/28	$ 233,850
	Total Cable & Satellite Television	$233,850

	Chemicals-Specialty — 0.1%
306,843	Element Solutions Inc. (Macdermid, Inc.), Tranche B-2 Term Loan, 7.326% (Term SOFR + 200 bps), 12/18/30	$ 306,131
234,233	Tronox Finance LLC, First Lien Refinancing Term Loan, 8.11% (Term SOFR + 250 bps), 3/10/28	234,024
	Total Chemicals-Specialty	$540,155

	Computer Data Security — 0.0%†
244,375	Magenta Buyer LLC, First Lien Initial Term Loan, 10.574% (Term SOFR + 500 bps), 7/27/28	$ 148,152
	Total Computer Data Security	$148,152

	Containers-Paper & Plastic — 0.1%
394,339	Berry Global, Inc., Term AA Loan, 7.182% (Term SOFR + 175 bps), 7/1/29	$ 393,836
146,723	Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 9.61% (Term SOFR + 400 bps), 9/15/28	146,758
	Total Containers-Paper & Plastic	$540,594

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2411

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diagnostic Equipment — 0.0%†
243,750	Curia Global, Inc., First Lien 2021 Term Loan, 9.163% (Term SOFR + 375 bps), 8/30/26	$ 230,300
	Total Diagnostic Equipment	$230,300

	Direct Marketing — 0.0%†
38,557	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-4 Loan, 8.326% (Term SOFR + 300 bps), 3/3/30	$ 38,404
	Total Direct Marketing	$38,404

	Disposable Medical Products — 0.1%
250,000	Sotera Health Holdings LLC, First Lien Refinancing Loan, 8.191% (Term SOFR + 275 bps), 12/11/26	$ 249,531
	Total Disposable Medical Products	$249,531

	Electric-Generation — 0.0%†
130,752	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.191% (Term SOFR + 375 bps), 10/2/25	$ 130,558
	Total Electric-Generation	$130,558

	Finance-Leasing Company — 0.1%
244,347	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 7.82% (Term SOFR + 200 bps), 6/22/28	$ 244,640
169,412	Delos Aircraft Designated Activity Co., 2023 Term Loan, 7.348% (Term SOFR + 200 bps), 10/31/27	170,047
270,000	Setanta Aircraft Leasing DAC, Loan, 7.61% (Term SOFR + 200 bps), 11/5/28	270,579
	Total Finance-Leasing Company	$685,266

	Hotels & Motels — 0.1%
247,249	Hilton Domestic Operating Co., Inc., Series B-4 Term Loan, 7.421% (Term SOFR + 200 bps), 11/8/30	$ 247,686
	Total Hotels & Motels	$247,686

	Medical Labs & Testing Services — 0.0%†
238,800	Phoenix Guarantor Inc., First Lien Tranche B-4 Term Loan, 8.576% (Term SOFR + 325 bps), 2/21/31	$ 236,316
	Total Medical Labs & Testing Services	$236,316

	Medical-Drugs — 0.0%†
138,800(b)	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 14.50% (LIBOR + 400 bps), 3/27/28	$ 90,220
	Total Medical-Drugs	$90,220

The accompanying notes are an integral part of these financial statements.
12Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	Metal Processors & Fabrication — 0.0%†
131,083	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 9.068% (Term SOFR + 375 bps), 11/13/28	$ 131,411
	Total Metal Processors & Fabrication	$131,411

	Physical Therapy & Rehabilitation Centers — 0.0%†
243,750	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 9.824% (Term SOFR + 425 bps), 11/20/26	$ 230,100
	Total Physical Therapy & Rehabilitation Centers	$230,100

	Retail — 0.1%
244,375	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 7.426% (Term SOFR + 200 bps), 8/4/28	$ 244,597
243,908	RVR Dealership Holdings LLC, Term Loan, 9.171% (Term SOFR + 375 bps), 2/8/28	228,664
	Total Retail	$473,261

	Telephone-Integrated — 0.0%†
117,636	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 7.191% (Term SOFR + 175 bps), 3/1/27	$ 116,350
	Total Telephone-Integrated	$116,350

	Veterinary Diagnostics — 0.2%
897,785	Elanco Animal Health Inc., Term Loan, 7.178% (Term SOFR + 175 bps), 8/2/27	$ 887,573
	Total Veterinary Diagnostics	$887,573

	Total Senior Secured Floating Rate Loan Interests (Cost $6,600,296)	$6,406,717

	Asset Backed Securities — 31.5% of Net Assets
75,806(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 5.632% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	$ 74,444
54,031(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 5.662% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	53,328
597,142	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	572,439
3,440,000(a)	ABPCI Direct Lending Fund CLO VI Ltd., Series 2019-6A, Class A2R, 7.57% (3 Month Term SOFR + 225 bps), 4/27/34 (144A)	3,388,827
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2413

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
870,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class B1, 7.929% (3 Month Term SOFR + 261 bps), 1/20/32 (144A)	$ 869,930
500,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class D, 11.079% (3 Month Term SOFR + 576 bps), 1/20/32 (144A)	497,412
1,799,103(a)	ABPCI Direct Lending Fund IX LLC, Series 2020-9A, Class A1R, 6.981% (3 Month Term SOFR + 166 bps), 11/18/31 (144A)	1,797,282
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	482,045
403,088	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	367,196
386,818	ACHV ABS Trust, Series 2023-2PL, Class B, 6.88%, 5/20/30 (144A)	387,471
1,000,000	ACM Auto Trust, Series 2023-1A, Class C, 8.59%, 1/22/30 (144A)	1,009,248
1,854,563	ACM Auto Trust, Series 2024-1A, Class A, 7.71%, 1/21/31 (144A)	1,863,599
1,000,000	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	1,011,991
703,567(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.586% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	699,093
625,000	Affirm Asset Securitization Trust, Series 2022-A, Class 1A, 4.30%, 5/17/27 (144A)	620,241
109,631	Affirm Asset Securitization Trust, Series 2022-Z1, Class A, 4.55%, 6/15/27 (144A)	108,713
2,000,000	Affirm Asset Securitization Trust, Series 2023-A, Class 1A, 6.61%, 1/18/28 (144A)	2,012,238
475,000	Affirm Asset Securitization Trust, Series 2023-A, Class 1B, 7.18%, 1/18/28 (144A)	478,599
497,680	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.11%, 11/15/28 (144A)	499,906
2,420,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 2/15/29 (144A)	2,415,399
800,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	766,696
1,250,000	American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83%, 10/13/28 (144A)	1,246,697
2,210,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class C, 6.99%, 9/12/30 (144A)	2,254,522
600,000	Americredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, 12/18/28	604,171
The accompanying notes are an integral part of these financial statements.
14Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	$ 967,315
800,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	804,066
650,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	659,494
1,085,188	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	998,317
600,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	536,298
455,503	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	405,931
484,684(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL1, Class A, 6.402% (1 Month Term SOFR + 108 bps), 12/15/35 (144A)	482,990
500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 8.832% (1 Month Term SOFR + 351 bps), 11/15/36 (144A)	464,593
2,600,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class C, 3.77%, 3/15/27 (144A)	2,509,205
600,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	578,627
800,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	745,984
600,000	Atalaya Equipment Leasing Trust, Series 2021-1A, Class B, 2.08%, 2/15/27 (144A)	585,767
1,050,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	990,837
500,000	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	502,285
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	999,489
303,410	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	303,525
1,170,000	BHG Securitization Trust, Series 2021-B, Class D, 3.17%, 10/17/34 (144A)	995,268
3,490,000	BHG Securitization Trust, Series 2022-C, Class B, 5.93%, 10/17/35 (144A)	3,455,749
1,500,000	BHG Securitization Trust, Series 2023-B, Class B, 7.45%, 12/17/36 (144A)	1,535,560
303,442	Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	264,001
2,202,921	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	2,205,648
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2415

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
548,714	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	$ 521,404
500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 9.064% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	500,640
500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 10.814% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	497,732
1,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 11.564% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	986,022
290,000(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class X, 7.611% (3 Month Term SOFR + 225 bps), 10/15/35 (144A)	289,931
500,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 8.182% (1 Month Term SOFR + 286 bps), 12/15/38 (144A)	478,053
369,373	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	354,413
200,499	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	184,461
786,430(a)	CAL Receivables LLC, Series 2022-1, Class B, 9.675% (SOFR30A + 435 bps), 10/15/26 (144A)	786,152
320,000(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 6.654% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	319,948
399,756	CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.89%, 3/16/26 (144A)	398,648
1,190,000	CarNow Auto Receivables Trust, Series 2023-2A, Class B, 8.53%, 1/15/27 (144A)	1,191,206
470,000	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	459,209
2,110,000	Carvana Auto Receivables Trust, Series 2023-N4, Class C, 6.59%, 2/11/30 (144A)	2,134,811
500,000(c)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	494,369
900,000(c)	Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35 (144A)	814,158
29,290(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 6.055% (1 Month Term SOFR + 73 bps), 1/25/33	29,024
946,920(a)	Centerstone SBA Trust, Series 2023-1, Class A, 9.072% (SOFR30A + 375 bps), 12/27/50 (144A)	947,972
589,218(a)	Cerberus Loan Funding XXIV LP, Series 2018-3A, Class A1, 6.976% (3 Month Term SOFR + 166 bps), 7/15/30 (144A)	588,749
The accompanying notes are an integral part of these financial statements.
16Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(c)	CFMT LLC, Series 2021-HB7, Class M2, 2.679%, 10/27/31 (144A)	$ 942,536
600,000(c)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	561,562
750,000(c)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	674,392
200,000(c)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	169,058
47,216(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 5.975% (1 Month Term SOFR + 65 bps), 4/25/33	46,799
40,498(d)	Chase Funding Trust, Series 2003-6, Class 1A7, 4.868%, 11/25/34	39,125
500,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	480,274
17,628	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	14,711
48,962	Conn's Receivables Funding LLC, Series 2021-A, Class C, 4.59%, 5/15/26 (144A)	48,829
107,045	Conn's Receivables Funding LLC, Series 2023-A, Class A, 8.01%, 1/17/28 (144A)	107,409
376,056	Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.95%, 8/15/26 (144A)	375,653
572,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	567,475
700,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	690,792
750,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	747,838
121,003(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 6.535% (1 Month Term SOFR + 121 bps), 9/25/34 (144A)	114,202
1,012,392	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	1,014,932
473,671	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	467,997
519,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	513,947
420,000(a)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1, 7.228% (3 Month Term SOFR + 191 bps), 4/17/33 (144A)	419,918
1,000,000	Dext ABS LLC, Series 2023-1, Class B, 6.55%, 3/15/32 (144A)	986,202
1,033,909	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	1,036,667
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2417

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
329,000	DT Auto Owner Trust, Series 2022-1A, Class C, 2.96%, 11/15/27 (144A)	$ 324,078
1,000,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 7.829% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	992,076
1,250,000(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 8.326% (3 Month Term SOFR + 301 bps), 4/15/29 (144A)	1,248,016
560,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class C, 5.30%, 9/15/27	557,268
400,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.76%, 9/15/28	403,604
2,000,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class D, 8.03%, 4/6/29	2,084,247
1,100,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	1,133,184
1,662,000	FHF Issuer Trust, Series 2023-2A, Class B, 7.49%, 11/15/29 (144A)	1,707,590
388,000	FHF Issuer Trust, Series 2023-2A, Class C, 7.97%, 12/17/29 (144A)	399,558
1,500,000	FHF Issuer Trust, Series 2024-1A, Class A2, 5.69%, 2/15/30 (144A)	1,497,377
1,100,000	FHF Issuer Trust, Series 2024-1A, Class B, 6.26%, 3/15/30 (144A)	1,095,503
571,046	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	573,743
500,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	453,727
925,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	941,988
1,000,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 7.126% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	986,585
238,832(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 6.947% (3 Month Term SOFR + 162 bps), 7/10/30 (144A)	238,356
223,104(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class A, 6.684% (3 Month Term SOFR + 137 bps), 1/15/30 (144A)	222,820
170,310	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	154,580
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.09%, 10/15/29 (144A)	1,003,704
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class D, 6.83%, 3/15/30 (144A)	998,259
The accompanying notes are an integral part of these financial statements.
18Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
74,036(a)	Freddie Mac Structured Pass-Through Certificates, Series T-20, Class A7, 5.736% (SOFR30A + 41 bps), 12/25/29	$ 71,838
991,077	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	967,986
750,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	686,405
2,890,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	2,908,731
750,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	765,643
2,000,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	2,037,291
1,089,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class C, 6.41%, 8/15/29 (144A)	1,107,495
1,000,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class D, 7.93%, 7/15/30 (144A)	1,062,386
1,429,000	GLS Auto Select Receivables Trust, Series 2023-2A, Class C, 7.31%, 1/15/30 (144A)	1,494,693
230,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30 (144A)	228,587
2,400,000(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class BR, 7.534% (3 Month Term SOFR + 226 bps), 11/5/29 (144A)	2,398,118
1,000,000(a)	Golub Capital Partners CLO 35B, Ltd., Series 2017-35A, Class BR, 7.629% (3 Month Term SOFR + 231 bps), 7/20/29 (144A)	1,000,177
1,880,000(a)	Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, Class B, 7.184% (3 Month Term SOFR + 191 bps), 2/5/31 (144A)	1,867,131
779,962(a)	Gracie Point International Funding, Series 2023-1A, Class A, 7.308% (SOFR90A + 195 bps), 9/1/26 (144A)	782,880
460,000(a)	Gracie Point International Funding, Series 2023-1A, Class C, 8.458% (SOFR90A + 310 bps), 9/1/26 (144A)	461,651
500,000(a)	Gracie Point International Funding, Series 2023-1A, Class D, 9.858% (SOFR90A + 450 bps), 9/1/26 (144A)	503,948
1,027,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class C, 8.858% (SOFR90A + 350 bps), 3/1/28 (144A)	1,027,000
432,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class D, 12.508% (SOFR90A + 715 bps), 3/1/28 (144A)	432,000
586,726(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 8.707% (SOFR30A + 325 bps), 10/25/50 (144A)	587,718
79,175	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	74,665
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2419

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
900,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	$ 649,743
500,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 13.021% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	399,573
826,584(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 7.074% (SOFR30A + 175 bps), 11/25/53 (144A)	834,642
1,552,913(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.024% (SOFR30A + 170 bps), 3/25/54 (144A)	1,563,653
1,064,447(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 6.924% (SOFR30A + 160 bps), 5/25/54 (144A)	1,069,869
500,000	Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 6/15/27 (144A)	498,468
1,390,000	LAD Auto Receivables Trust, Series 2024-1A, Class A2, 5.44%, 11/16/26 (144A)	1,388,076
1,000,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.15%, 6/16/31 (144A)	994,678
950,000	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	961,134
514,860	LendingPoint Asset Securitization Trust, Series 2020-REV1, Class B, 4.494%, 10/15/28 (144A)	512,427
217,989	LFS LLC, Series 2021-A, Class A, 2.46%, 4/15/33 (144A)	210,877
567,738	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	567,713
177,597	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	177,242
325,496	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	327,123
1,000,000	LL ABS Trust, Series 2022-1A, Class C, 5.88%, 11/15/29 (144A)	981,040
452,174	Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26 (144A)	453,038
399,711	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	349,889
1,000,000	Marlette Funding Trust, Series 2021-1A, Class D, 2.47%, 6/16/31 (144A)	971,630
1,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	990,031
1,500,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	1,515,107
710,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R, 7.096% (3 Month Term SOFR + 173 bps), 10/18/33 (144A)	711,181
3,000,000	Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92%, 9/15/27 (144A)	3,000,195
The accompanying notes are an integral part of these financial statements.
20Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03%, 7/17/28 (144A)	$ 1,007,144
1,410,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	1,428,224
1,000,000(a)	Monroe Capital MML CLO VII, Ltd., Series 2018-2A, Class C, 8.587% (3 Month Term SOFR + 326 bps), 11/22/30 (144A)	998,924
4	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	4
153,103	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	147,799
63,837	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	61,321
2,041(c)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	2,594
750,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	740,353
690,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	687,066
141,434(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 3.78% (1 Month Term SOFR + 89 bps), 5/25/33	135,906
93,290	Oasis Securitization Funding LLC, Series 2021-2A, Class B, 5.147%, 10/15/33 (144A)	93,040
1,500,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	1,453,571
1,610,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	1,630,633
1,000,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	1,018,579
965,000	Octane Receivables Trust, Series 2023-3A, Class D, 7.58%, 9/20/29 (144A)	975,874
1,000,000	Octane Receivables Trust, Series 2024-1A, Class D, 6.43%, 10/21/30 (144A)	988,660
170,077	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	163,331
1,000,000	Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31 (144A)	916,804
960,000	Oportun Issuance Trust, Series 2024-1A, Class A, 6.334%, 4/8/31 (144A)	960,597
1,160,000	Oportun Issuance Trust, Series 2024-1A, Class B, 6.546%, 4/8/31 (144A)	1,156,886
282,648	Orange Lake Timeshare Trust, Series 2019-A, Class A, 3.06%, 4/9/38 (144A)	274,692
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2421

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
319,121	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	$ 305,056
1,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 7.129% (3 Month Term SOFR + 181 bps), 4/20/33 (144A)	989,180
750,000	Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/32 (144A)	745,129
1,459,877	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	1,366,873
676,168	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	683,904
1,424,279	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	1,432,252
364,220	Pagaya AI Debt Trust, Series 2023-5, Class A, 7.179%, 4/15/31 (144A)	365,318
2,050,000	Pagaya AI Debt Trust, Series 2023-7, Class B, 7.549%, 7/15/31 (144A)	2,062,100
1,800,000	Pagaya AI Debt Trust, Series 2024-1, Class B, 7.109%, 7/15/31 (144A)	1,810,232
470,000	Pagaya AI Debt Trust, Series 2024-2, Class A, 6.319%, 8/15/31 (144A)	470,592
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.917% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	246,510
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	700,124
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	699,346
434,130	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	437,002
1,160,000	PEAR LLC, Series 2024-1, Class A, 6.95%, 2/15/36 (144A)	1,160,000
850,000	Post Road Equipment Finance LLC, Series 2024-1A, Class B, 5.58%, 10/15/30 (144A)	847,957
710,000	Post Road Equipment Finance LLC, Series 2024-1A, Class C, 5.81%, 10/15/30 (144A)	708,052
400,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	384,376
1,880,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.12%, 8/15/29 (144A)	1,927,120
670,000	Purchasing Power Funding LLC, Series 2024-A, Class D, 7.26%, 8/15/28 (144A)	670,803
700,000	Purchasing Power Funding LLC, Series 2024-A, Class E, 10.18%, 8/15/28 (144A)	699,429
The accompanying notes are an integral part of these financial statements.
22Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,400,000	Reach Abs Trust, Series 2024-1A, Class B, 6.29%, 2/18/31 (144A)	$ 2,403,844
309,902(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 8.00% (PRIME - 50 bps), 12/27/44 (144A)	308,921
990,669(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	1,000,012
940,000	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	947,115
1,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	866,279
500,000(c) +	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	97,000
500,000	SAFCO Auto Receivables Trust, Series 2024-1A, Class C, 6.96%, 1/18/30 (144A)	498,821
1,121,508(c)	Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A, 6.718%, 11/25/53 (144A)	1,146,484
1,365,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	1,399,822
1,100,000	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E, 8.408%, 12/15/33 (144A)	1,098,794
43,725	Santander Bank N.A. - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	42,990
575,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	556,822
700,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	658,931
1,000,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, 5/15/30	987,086
1,000,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, 3/17/31	1,026,368
2,000,000(a)	Sound Point CLO V-R, Ltd., Series 2014-1RA, Class B, 7.31% (3 Month Term SOFR + 201 bps), 7/18/31 (144A)	1,998,576
500,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 9.186% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	495,080
260,277	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	242,060
17,803	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	17,476
951,945	Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%, 3/15/27 (144A)	937,436
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2423

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,250,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	$ 1,204,137
4,182,772(c)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	4,176,891
1,250,000	Trafigura Securitisation Finance Plc, Series 2021-1A, Class B, 1.78%, 1/15/25 (144A)	1,196,200
371,935	Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23%, 9/15/26 (144A)	368,760
750,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	731,245
1,090,000	Tricolor Auto Securitization Trust, Series 2023-1A, Class D, 8.56%, 7/15/27 (144A)	1,099,432
1,000,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class B, 6.53%, 12/15/27 (144A)	996,280
820,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28 (144A)	817,226
96,603	TVEST LLC, Series 2021-A, Class A, 2.35%, 9/15/33 (144A)	95,957
107,432	Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	103,408
248,608	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	247,502
222,692	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	224,101
879,432	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	880,400
1,000,000	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	986,180
830,000	Veros Auto Receivables Trust, Series 2022-1, Class C, 5.03%, 8/16/27 (144A)	813,378
100,000	Veros Auto Receivables Trust, Series 2022-1, Class D, 7.23%, 7/16/29 (144A)	98,557
500,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	518,522
327,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	331,293
455,902	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	431,872
101,450	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	100,747
848,772	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	842,707
424,386	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	425,369
The accompanying notes are an integral part of these financial statements.
24Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,265,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	$ 1,284,562
350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	355,349
900,000(a)	Westlake Automobile Receivables Trust, Series 2023-3A, Class A2B, 5.995% (SOFR30A + 67 bps), 10/15/26 (144A)	901,264
1,000,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/28 (144A)	1,017,449
677,296	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	515,255
956,534(a)	Woodmont Trust, Series 2023-12A, Class A1A, 7.825% (3 Month Term SOFR + 250 bps), 7/25/31 (144A)	959,839
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 7.576% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	1,003,605
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 10.576% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	970,315
	Total Asset Backed Securities (Cost $199,367,488)	$ 197,660,667

	Collateralized Mortgage Obligations—9.5% of Net Assets
5,860(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 5.021%, 6/25/30	$ 5,836
864,245(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 8.135% (1 Month Term SOFR + 281 bps), 3/25/29 (144A)	869,464
2,000,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 7.935% (1 Month Term SOFR + 261 bps), 7/25/29 (144A)	2,004,885
850,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 6.322% (SOFR30A + 100 bps), 9/25/31 (144A)	844,896
500,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 9.022% (SOFR30A + 370 bps), 1/26/32 (144A)	507,157
114,237(c)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/60 (144A)	108,843
2,767,755(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00%, 10/25/68 (144A)	2,379,488
1,000,000(c)	CFMT LLC, Series 2022-HB8, Class M3, 3.75%, 4/25/25 (144A)	866,700
1,138,854(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 6.872% (SOFR30A + 155 bps), 2/25/50 (144A)	1,077,664
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2425

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
676,213(c)	CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.007%, 1/25/67 (144A)	$ 613,520
324	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.00%, 9/25/33	342
857,460(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 7.586% (SOFR30A + 226 bps), 11/25/39 (144A)	864,307
684,781(a)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 9.186% (SOFR30A + 386 bps), 9/25/39 (144A)	710,180
1,040,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 9.086% (SOFR30A + 376 bps), 2/25/40 (144A)	1,094,451
2,130,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 9.086% (SOFR30A + 376 bps), 2/25/40 (144A)	2,240,858
330,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 7.222% (SOFR30A + 190 bps), 12/25/41 (144A)	332,278
810,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.322% (SOFR30A + 300 bps), 1/25/42 (144A)	830,695
370,370(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 7.821% (SOFR30A + 250 bps), 9/25/42 (144A)	376,371
771,713(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 7.721% (SOFR30A + 240 bps), 12/25/42 (144A)	790,374
84,642(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 7.622% (SOFR30A + 230 bps), 1/25/43 (144A)	86,498
613,159(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 7.822% (SOFR30A + 250 bps), 4/25/43 (144A)	623,482
197,734(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 7.022% (SOFR30A + 170 bps), 7/25/43 (144A)	199,209
461,990(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 6.372% (SOFR30A + 105 bps), 1/25/44 (144A)	462,095
89,802	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	90,865
The accompanying notes are an integral part of these financial statements.
26Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
810,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 9.572% (SOFR30A + 425 bps), 4/25/34 (144A)	$ 832,945
640,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 7.322% (SOFR30A + 200 bps), 9/26/33 (144A)	642,054
630,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.272% (SOFR30A + 395 bps), 9/26/33 (144A)	648,700
1,000,000(c)	Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 3.999%, 5/25/65 (144A)	926,698
137,533(c)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.582%, 7/25/43	136,474
145,040(a)	Fannie Mae Trust, Series 2005-W3, Class 2AF, 5.656% (SOFR30A + 33 bps), 3/25/45	143,636
43,918(c)	Fannie Mae Trust, Series 2005-W3, Class 3A, 4.264%, 4/25/45	41,893
31,663(c)	Fannie Mae Trust, Series 2005-W4, Class 3A, 4.216%, 6/25/45	30,634
92,862(a)	Fannie Mae Whole Loan, Series 2007-W1, Class 1AF1, 5.696% (SOFR30A + 37 bps), 11/25/46	91,947
25,695(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 6.439% (SOFR30A + 111 bps), 3/15/32	25,957
40,537(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 6.439% (SOFR30A + 111 bps), 3/15/32	40,939
14,083(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 5.689% (SOFR30A + 36 bps), 1/15/35	13,963
8,486(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 5.689% (SOFR30A + 36 bps), 8/15/35	8,427
4,629(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 5.739% (SOFR30A + 41 bps), 1/15/36	4,578
30,175(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 5.739% (SOFR30A + 41 bps), 2/15/36	29,738
14,061(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 5.859% (SOFR30A + 53 bps), 6/15/36	13,807
32,621(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 5.939% (SOFR30A + 61 bps), 7/15/36	32,254
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2427

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
29,278(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 5.789% (SOFR30A + 46 bps), 11/15/36	$ 28,761
13,459(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 5.789% (SOFR30A + 46 bps), 11/15/36	13,229
53,007(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 6.019% (SOFR30A + 69 bps), 10/15/37	52,499
43,907(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 6.139% (SOFR30A + 81 bps), 12/15/39	43,787
11,509(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 5.839% (SOFR30A + 51 bps), 5/15/41	11,308
2,943(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 5.639% (SOFR30A + 31 bps), 8/15/26	2,939
134(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3970, Class GF, 5.739% (SOFR30A + 41 bps), 9/15/26	134
76(a)	Federal National Mortgage Association REMICs, Series 1994-40, Class FC, 5.936% (SOFR30A + 61 bps), 3/25/24	76
10,724(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 6.336% (SOFR30A + 101 bps), 12/25/31	10,778
7,713(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 6.089% (SOFR30A + 76 bps), 1/18/32	7,705
11,599(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 5.936% (SOFR30A + 61 bps), 1/25/33	11,569
14,743(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 5.936% (SOFR30A + 61 bps), 5/25/33	14,644
16,944(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 5.786% (SOFR30A + 46 bps), 2/25/33	16,897
21,310(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 5.836% (SOFR30A + 51 bps), 7/25/34	21,209
The accompanying notes are an integral part of these financial statements.
28Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
26,344(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 5.736% (SOFR30A + 41 bps), 10/25/35	$ 26,005
22,436(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 5.746% (SOFR30A + 42 bps), 2/25/35	22,322
29,519(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 5.886% (SOFR30A + 56 bps), 6/25/36	29,240
5,691(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 6.006% (SOFR30A + 68 bps), 9/25/36	5,641
7,841(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 6.056% (SOFR30A + 73 bps), 12/25/37	7,766
11,112(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 5.686% (SOFR30A + 36 bps), 3/25/37	10,786
13,864(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 5.686% (SOFR30A + 36 bps), 2/25/37	13,493
6,715(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 5.836% (SOFR30A + 51 bps), 5/25/37	6,602
37,251(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 5.676% (SOFR30A + 35 bps), 6/25/37	36,585
30,799(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 5.636% (SOFR30A + 31 bps), 2/25/37	30,233
11,048(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 6.006% (SOFR30A + 68 bps), 9/25/37	10,983
24,743(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 6.656% (SOFR30A + 133 bps), 10/25/38	25,167
848,002(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M2, 6.972% (SOFR30A + 165 bps), 1/25/34 (144A)	857,906
248,708(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, 6.172% (SOFR30A + 85 bps), 11/25/41 (144A)	248,328
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2429

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,000,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA2, Class M2, 7.372% (SOFR30A + 205 bps), 12/25/33 (144A)	$ 1,011,685
1,300,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, 7.422% (SOFR30A + 210 bps), 9/25/41 (144A)	1,305,501
1,144,022(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class M1, 6.272% (SOFR30A + 95 bps), 12/25/41 (144A)	1,138,167
310,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M1B, 7.172% (SOFR30A + 185 bps), 1/25/42 (144A)	310,962
1,835,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M2, 7.822% (SOFR30A + 250 bps), 1/25/42 (144A)	1,853,919
1,000,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M2, 9.072% (SOFR30A + 375 bps), 2/25/42 (144A)	1,043,440
1,500,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M2, 9.672% (SOFR30A + 435 bps), 4/25/42 (144A)	1,595,160
177,175(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M1A, 7.472% (SOFR30A + 215 bps), 9/25/42 (144A)	178,947
232,627(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA3, Class M1A, 7.622% (SOFR30A + 230 bps), 8/25/42 (144A)	237,613
246,043(a)	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, 7.322% (SOFR30A + 200 bps), 5/25/43 (144A)	248,615
17,274(a)	Freddie Mac STRIPS, Series 237, Class F14, 5.839% (SOFR30A + 51 bps), 5/15/36	17,029
40,414(a)	Freddie Mac STRIPS, Series 239, Class F30, 5.739% (SOFR30A + 41 bps), 8/15/36	39,912
15,254(a)	Freddie Mac STRIPS, Series 244, Class F22, 5.789% (SOFR30A + 46 bps), 12/15/36	15,076
658,893(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 6.686% (SOFR30A + 136 bps), 12/25/42	660,789
257,537(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, 7.622% (SOFR30A + 230 bps), 8/25/33 (144A)	262,817
The accompanying notes are an integral part of these financial statements.
30Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
775,983(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, 7.422% (SOFR30A + 210 bps), 4/25/43 (144A)	$ 790,721
534,353(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1A, 7.322% (SOFR30A + 200 bps), 6/25/43 (144A)	538,863
867,946(d)	GCAT Trust, Series 2022-NQM4, Class A3, 5.73%, 8/25/67 (144A)	860,480
44,570(a)	Government National Mortgage Association, Series 2005-16, Class FA, 5.684% (1 Month Term SOFR + 36 bps), 2/20/35	44,123
44,879(a)	Government National Mortgage Association, Series 2005-3, Class FC, 5.686% (1 Month Term SOFR + 36 bps), 1/16/35	44,559
455,187(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.086% (SOFR30A + 176 bps), 5/25/29 (144A)	455,270
670,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 8.286% (SOFR30A + 296 bps), 7/25/33 (144A)	673,574
624,875(a)	Home Re, Ltd., Series 2022-1, Class M1A, 8.172% (SOFR30A + 285 bps), 10/25/34 (144A)	629,515
250,000(a)	Home Re, Ltd., Series 2023-1, Class M1A, 7.472% (SOFR30A + 215 bps), 10/25/33 (144A)	250,554
310,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.922% (SOFR30A + 460 bps), 10/25/33 (144A)	320,697
400,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	262,096
400,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	368,000
16,873(c)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 5.293%, 10/25/34	15,396
127,616(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 5.935% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	122,843
620,000(d)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	619,809
771(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 7.625%, 1/25/29	743
65,364(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 6.075% (1 Month Term SOFR + 75 bps), 1/25/29	57,163
725,000(d)	MFA Trust, Series 2023-RTL2, Class A1, 8.498%, 11/25/28 (144A)	734,598
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2431

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
610,000(d)	MFA Trust, Series 2024-RTL1, Class A1, 7.093%, 2/25/29 (144A)	$ 612,691
162,016(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	149,071
1,350,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 8.936% (SOFR30A + 361 bps), 7/25/29 (144A)	1,359,882
163,465(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 7.386% (SOFR30A + 206 bps), 7/25/29 (144A)	163,699
223,892(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.686% (SOFR30A + 536 bps), 10/25/30 (144A)	227,875
450,000(c)	Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.285%, 5/28/50 (144A)	368,992
480,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M2, 3.00%, 2/25/37 (144A)	409,754
2,000,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M3, 3.00%, 2/25/37 (144A)	1,616,537
1,471,154(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 8.836% (1 Month Term SOFR + 351 bps), 8/25/25 (144A)	1,478,180
30,971(a)	Radnor Re, Ltd., Series 2021-1, Class M1B, 7.022% (SOFR30A + 170 bps), 12/27/33 (144A)	30,981
630,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 8.472% (SOFR30A + 315 bps), 12/27/33 (144A)	635,501
1,900,000(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 9.022% (SOFR30A + 370 bps), 11/25/31 (144A)	1,943,076
810,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.022% (SOFR30A + 270 bps), 7/25/33 (144A)	817,065
460,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1B, 9.672% (SOFR30A + 435 bps), 7/25/33 (144A)	475,259
206,539(a)	RESI Finance LP, Series 2003-CB1, Class B3, 6.882% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	172,761
635,191(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	530,865
380,000(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30 (144A)	380,646
280,000(c)	Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	262,885
874(c)	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/28/50 (144A)	869
3,140,000(c)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	3,144,751
141,479(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 9.335% (1 Month Term SOFR + 401 bps), 8/25/33 (144A)	141,940
The accompanying notes are an integral part of these financial statements.
32Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
169,733(a)	Triangle Re, Ltd., Series 2021-2, Class M1B, 8.035% (1 Month Term SOFR + 271 bps), 10/25/33 (144A)	$ 169,885
1,150,000(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 8.222% (SOFR30A + 290 bps), 2/25/34 (144A)	1,156,012
1,360,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.722% (SOFR30A + 340 bps), 11/25/33 (144A)	1,386,523
2,000,000(c)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54 (144A)	1,744,198
142,608(c)	Vista Point Securitization Trust, Series 2020-2, Class A3, 2.496%, 4/25/65 (144A)	130,246
	Total Collateralized Mortgage Obligations (Cost $60,060,865)	$59,430,474

	Commercial Mortgage-Backed Securities—3.9% of Net Assets
1,160,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class A, 7.168% (1 Month Term SOFR + 185 bps), 5/15/37 (144A)	$ 1,148,762
770,712(a)	AREIT Trust, Series 2021-CRE5, Class A, 6.514% (1 Month Term SOFR + 119 bps), 11/17/38 (144A)	765,664
1,350,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 6.965% (1 Month Term SOFR + 165 bps), 4/15/36 (144A)	1,346,935
446,197(d)(e) +	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
1,000,000(a)	BX Trust, Series 2019-ATL, Class B, 6.819% (1 Month Term SOFR + 150 bps), 10/15/36 (144A)	991,250
118,868(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 7.286% (1 Month Term SOFR + 197 bps), 11/15/31 (144A)	114,441
1,441	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	1,422
1,800,000(c)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 3.963%, 12/10/36 (144A)	1,751,781
495,017(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 7.396% (SOFR30A + 206 bps), 3/25/25 (144A)	480,280
670,000(a)	FS Rialto Issuer LLC, Series 2022-FL4, Class A, 7.224% (SOFR30A + 190 bps), 1/19/39 (144A)	669,583
600,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 7.562% (1 Month Term SOFR + 224 bps), 8/15/32 (144A)	591,000
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2433

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 6.684% (1 Month Term SOFR + 136 bps), 12/15/36 (144A)	$ 1,987,781
150,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.982% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	147,465
750,000(a)	HPLY Trust, Series 2019-HIT, Class C, 7.036% (1 Month Term SOFR + 171 bps), 11/15/36 (144A)	743,437
500,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 7.525% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	480,460
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2023-CCDC, Class A, 7.235%, 10/5/40 (144A)	1,032,745
1,015,000(a)	MCR Mortgage Trust, Series 2024-HTL, Class A, 7.058% (1 Month Term SOFR + 176 bps), 2/15/37 (144A)	1,013,271
540,000(a)	MCR Mortgage Trust, Series 2024-HTL, Class B, 7.708% (1 Month Term SOFR + 241 bps), 2/15/37 (144A)	539,076
350,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class B, 8.021% (1 Month Term SOFR + 269 bps), 5/15/36 (144A)	342,129
580,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 7.197% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	501,393
875,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.385% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	833,726
590,000(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class B, 8.853% (1 Month Term SOFR + 353 bps), 10/25/39 (144A)	590,548
620,447(c)	Silver Hill Trust, Series 2019-1, Class A1, 3.102%, 11/25/49 (144A)	589,860
760,000(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	776,433
1,188,066(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 7.536% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	1,140,330
1,270,000(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 6.975% (SOFR30A + 165 bps), 2/15/39 (144A)	1,260,438
577,296(c)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.61%, 2/25/50 (144A)	515,046
549,352(c)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	552,048
The accompanying notes are an integral part of these financial statements.
34Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,005,635(c)	Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54 (144A)	$ 1,012,656
1,400,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 6.689% (1 Month Term SOFR + 137 bps), 12/15/34 (144A)	1,230,841
1,103,104(a)	XCALI Mortgage Trust, Series 2019-1, Class A, 9.193% (1 Month Term SOFR + 386 bps), 11/6/23 (144A)	937,638
382,130(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 7.843% (1 Month Term SOFR + 251 bps), 2/6/24 (144A)	380,857
187,357(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 8.698% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	187,414
	Total Commercial Mortgage-Backed Securities (Cost $25,624,879)	$24,656,710

	Corporate Bonds — 40.7% of Net Assets
	Agriculture — 0.7%
2,100,000	Altria Group, Inc., 4.40%, 2/14/26	$ 2,067,411
2,300,000	Philip Morris International, Inc., 4.75%, 2/12/27	2,271,435
	Total Agriculture	$4,338,846

	Airlines — 0.2%
1,363,312	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	$ 1,343,505
	Total Airlines	$1,343,505

	Auto Manufacturers — 2.5%
2,390,000	American Honda Finance Corp., 4.95%, 1/9/26	$ 2,381,731
950,000	Daimler Truck Finance North America LLC, 5.00%, 1/15/27 (144A)	946,371
1,600,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26 (144A)	1,595,095
3,150,000	General Motors Financial Co., Inc., 5.40%, 5/8/27	3,151,414
1,000,000	Hyundai Capital America, 5.25%, 1/8/27 (144A)	996,429
1,460,000	Hyundai Capital America, 5.50%, 3/30/26 (144A)	1,461,142
550,000	Hyundai Capital Services, Inc., 5.125%, 2/5/27 (144A)	545,288
1,000,000	Mercedes-Benz Finance North America LLC, 4.80%, 1/11/27 (144A)	995,041
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2435

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
1,600,000	Mercedes-Benz Finance North America LLC, 5.375%, 11/26/25 (144A)	$ 1,603,751
1,900,000	Volkswagen Group of America Finance LLC, 5.80%, 9/12/25 (144A)	1,908,083
	Total Auto Manufacturers	$15,584,345

	Banks — 19.2%
2,000,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	$ 1,951,256
1,300,000(c)	ABN AMRO Bank NV, 6.339% (1 Year CMT Index + 165 bps), 9/18/27 (144A)	1,322,074
1,622,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	1,618,109
2,050,000	Bank of America Corp., 4.25%, 10/22/26	2,005,796
1,639,000(c)	Bank of America Corp., 5.08% (SOFR + 129 bps), 1/20/27	1,628,627
900,000(c)	Bank of America Corp., 5.933% (SOFR + 134 bps), 9/15/27	912,040
750,000(c)	Bank of New York Mellon, 5.148% (SOFR + 107 bps), 5/22/26	748,236
1,500,000(c)	Bank of New York Mellon Corp., 4.414% (SOFR + 135 bps), 7/24/26	1,479,383
1,800,000(c)	Bank of New York Mellon Corp., 4.947% (SOFR + 103 bps), 4/26/27	1,790,218
1,000,000	Banque Federative du Credit Mutuel S.A., 5.088%, 1/23/27 (144A)	998,133
2,000,000	Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/26 (144A)	2,026,053
2,540,000(c)	Barclays Plc, 5.829% (SOFR + 221 bps), 5/9/27	2,546,428
1,600,000(c)	Barclays Plc, 6.496% (SOFR + 188 bps), 9/13/27	1,628,127
2,100,000	BNP Paribas S.A., 4.625%, 3/13/27 (144A)	2,038,005
1,200,000	BPCE S.A., 5.203%, 1/18/27 (144A)	1,199,413
1,600,000(c)	BPCE S.A., 5.975% (SOFR + 210 bps), 1/18/27 (144A)	1,601,327
1,460,000(c)	CaixaBank S.A., 6.684% (SOFR + 208 bps), 9/13/27 (144A)	1,488,250
2,030,000	Citibank NA, 5.864%, 9/29/25	2,053,850
2,070,000(c)	Citigroup, Inc., 5.61% (SOFR + 155 bps), 9/29/26	2,072,626
3,250,000(a)(f)	Cooperatieve Rabobank UA, 6.056% (SOFR + 71 bps), 3/5/27	3,252,272
2,000,000(c)	DNB Bank ASA, 5.896% (SOFR + 195 bps), 10/9/26 (144A)	2,010,472
1,924,000(c)	Federation des Caisses Desjardins du Quebec, 5.278% (SOFR + 109 bps), 1/23/26 (144A)	1,913,263
The accompanying notes are an integral part of these financial statements.
36Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	Banks — (continued)
1,580,000(c)	Fifth Third Bank NA, 5.852% (SOFR + 123 bps), 10/27/25	$ 1,577,874
2,800,000(c)	Goldman Sachs Group, Inc., 5.798% (SOFR + 108 bps), 8/10/26	2,815,440
1,450,000	HSBC Holdings Plc, 4.375%, 11/23/26	1,411,005
1,500,000(c)	HSBC Holdings Plc, 5.21% (SOFR + 261 bps), 8/11/28	1,485,453
1,860,000(a)(f)	HSBC USA, Inc., 6.305% (SOFR + 96 bps), 3/4/27	1,865,040
1,710,000(c)	Huntington National Bank, 4.008% (SOFR + 121 bps), 5/16/25	1,699,521
2,500,000(c)	ING Groep NV, 6.083% (SOFR + 156 bps), 9/11/27	2,533,048
1,300,000(c)	JPMorgan Chase & Co., 3.96% (3 Month Term SOFR + 151 bps), 1/29/27	1,269,180
500,000(c)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	497,342
2,000,000(c)	JPMorgan Chase & Co., 5.546% (SOFR + 107 bps), 12/15/25	1,999,921
1,130,000	JPMorgan Chase Bank NA, 5.11%, 12/8/26	1,131,473
1,500,000	KeyBank NA/Cleveland OH, 4.70%, 1/26/26	1,457,870
1,000,000(c)	KeyBank NA/Cleveland OH, 5.674% (SOFR + 32 bps), 6/14/24	996,497
1,380,000(c)	Lloyds Banking Group Plc, 5.462% (1 Year CMT Index + 138 bps), 1/5/28	1,374,094
2,030,000(c)	Lloyds Banking Group Plc, 5.985% (1 Year CMT Index + 148 bps), 8/7/27	2,044,228
1,340,000	Macquarie Bank, Ltd., 5.391%, 12/7/26 (144A)	1,342,534
1,655,000(c)	Mitsubishi UFJ Financial Group, Inc., 5.063% (1 Year CMT Index + 155 bps), 9/12/25	1,648,031
1,000,000(c)	Mitsubishi UFJ Financial Group, Inc., 5.541% (1 Year CMT Index + 150 bps), 4/17/26	999,339
1,100,000	Mizuho Financial Group, Inc., 3.477%, 4/12/26 (144A)	1,059,035
955,000	Mizuho Financial Group, Inc., 4.353%, 10/20/25 (144A)	932,136
2,922,000(c)	Morgan Stanley, 3.62% (SOFR + 116 bps), 4/17/25	2,913,231
1,400,000(c)	Morgan Stanley Bank NA, 4.952% (SOFR + 108 bps), 1/14/28	1,392,920
2,140,000(c)	NatWest Group Plc, 5.847% (1 Year CMT Index + 135 bps), 3/2/27	2,148,790
1,000,000(a)	NatWest Group Plc, 6.595% (SOFR + 125 bps), 3/1/28	1,001,367
1,610,000(c)	PNC Financial Services Group, Inc., 4.758% (SOFR + 109 bps), 1/26/27	1,590,633
400,000(c)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	399,501
1,580,000(c)	PNC Financial Services Group, Inc., 5.671% (SOFR + 109 bps), 10/28/25	1,578,213
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2437

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
1,900,000	Royal Bank of Canada, 4.875%, 1/19/27	$ 1,891,258
1,610,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	1,455,937
1,420,000(c)	Santander Holdings USA, Inc., 4.26% (SOFR + 138 bps), 6/9/25	1,409,862
1,600,000(c)	Santander UK Group Holdings Plc, 6.833% (SOFR + 275 bps), 11/21/26	1,624,397
2,490,000(a)(f)	Skandinaviska Enskilda Banken AB, 6.236% (SOFR + 89 bps), 3/5/27 (144A)	2,493,660
950,000(c)	Societe Generale S.A., 5.519% (1 Year CMT Index + 150 bps), 1/19/28 (144A)	939,461
1,600,000(c)	Societe Generale S.A., 6.447% (1 Year CMT Index + 230 bps), 1/12/27 (144A)	1,613,345
2,100,000(c)	Standard Chartered Plc, 3.971% (1 Year CMT Index + 165 bps), 3/30/26 (144A)	2,051,840
1,480,000(c)	State Street Corp., 5.104% (SOFR + 113 bps), 5/18/26	1,474,313
1,560,000(c)	State Street Corp., 5.751% (SOFR + 135 bps), 11/4/26	1,567,427
2,200,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/26	2,208,039
1,600,000(f)	Sumitomo Mitsui Trust Bank, Ltd., 5.20%, 3/7/27 (144A)	1,597,779
1,600,000	Sumitomo Mitsui Trust Bank, Ltd., 5.65%, 3/9/26 (144A)	1,610,742
1,800,000	Swedbank AB, 6.136%, 9/12/26 (144A)	1,822,154
2,100,000	Toronto-Dominion Bank, 5.532%, 7/17/26	2,118,305
600,000(c)	Truist Financial Corp., 4.26% (SOFR + 146 bps), 7/28/26	587,781
1,590,000(c)	Truist Financial Corp., 5.90% (SOFR + 163 bps), 10/28/26	1,596,807
1,100,000(c)	Truist Financial Corp., 6.047% (SOFR + 205 bps), 6/8/27	1,111,111
1,320,000(c)	UBS Group AG, 4.488% (1 Year CMT Index + 155 bps), 5/12/26 (144A)	1,298,513
2,000,000(c)	UBS Group AG, 5.711% (1 Year CMT Index + 155 bps), 1/12/27 (144A)	1,999,364
1,170,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	1,108,176
3,300,000(c)	US Bancorp, 6.787% (SOFR + 188 bps), 10/26/27	3,409,556
1,440,000(c)	Wells Fargo & Co., 4.54% (SOFR + 156 bps), 8/15/26	1,420,104
900,000	Wells Fargo Bank NA, 5.254%, 12/11/26	903,293
1,600,000	Wells Fargo Bank NA, 5.45%, 8/7/26	1,613,706
	Total Banks	$ 120,374,604

	Building Materials — 0.4%
735,000	Carrier Global Corp., 5.80%, 11/30/25	$ 740,179
1,800,000	Owens Corning, 3.40%, 8/15/26	1,719,438
	Total Building Materials	$2,459,617

The accompanying notes are an integral part of these financial statements.
38Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	Chemicals — 0.5%
1,666,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	$ 1,772,288
1,700,000	Westlake Corp., 3.60%, 8/15/26	1,635,617
	Total Chemicals	$3,407,905

	Diversified Financial Services — 4.3%
1,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 10/1/25	$ 980,714
1,600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	1,615,000
1,800,000	Air Lease Corp., 3.375%, 7/1/25	1,748,423
2,700,000	Ally Financial, Inc., 4.75%, 6/9/27	2,622,547
1,000,000	Ally Financial, Inc., 5.80%, 5/1/25	998,423
1,075,000(c)	American Express Co., 5.389% (SOFR + 97 bps), 7/28/27	1,077,965
3,200,000(c)	American Express Co., 6.338% (SOFR + 133 bps), 10/30/26	3,248,692
1,600,000	Avolon Holdings Funding, Ltd., 4.25%, 4/15/26 (144A)	1,542,765
1,495,000(c)	Capital One Financial Corp., 4.166% (SOFR + 137 bps), 5/9/25	1,489,101
1,410,000(c)	Capital One Financial Corp., 4.985% (SOFR + 216 bps), 7/24/26	1,397,123
1,100,000(c)	Capital One Financial Corp., 7.149% (SOFR + 244 bps), 10/29/27	1,140,208
1,220,000	Charles Schwab Corp., 5.875%, 8/24/26	1,238,836
2,100,000	Jefferies Financial Group, Inc., 4.85%, 1/15/27	2,085,554
1,000,000	Nomura Holdings, Inc., 1.653%, 7/14/26	915,302
1,200,000	Nomura Holdings, Inc., 5.099%, 7/3/25	1,188,345
1,015,000	Nomura Holdings, Inc., 5.709%, 1/9/26	1,017,103
2,430,000	Nuveen Finance LLC, 4.125%, 11/1/24 (144A)	2,402,506
	Total Diversified Financial Services	$26,708,607

	Electric — 1.3%
1,750,000	Ameren Corp., 5.70%, 12/1/26	$ 1,769,935
500,000	Enel Finance International NV, 4.25%, 6/15/25 (144A)	491,367
1,129,000	Enel Finance International NV, 6.80%, 10/14/25 (144A)	1,150,956
970,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/25	975,181
515,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	516,852
930,000	NRG Energy, Inc., 3.75%, 6/15/24 (144A)	922,485
2,080,000	WEC Energy Group, Inc., 5.60%, 9/12/26	2,100,291
	Total Electric	$7,927,067

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2439

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Gas — 0.3%
2,051,000	Brooklyn Union Gas Co., 3.407%, 3/10/26 (144A)	$ 1,960,917
	Total Gas	$1,960,917

	Hand & Machine Tools — 0.3%
1,620,000	Regal Rexnord Corp., 6.05%, 2/15/26 (144A)	$ 1,626,707
	Total Hand & Machine Tools	$1,626,707

	Healthcare-Products — 0.2%
1,079,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	$ 1,082,580
	Total Healthcare-Products	$1,082,580

	Insurance — 3.0%
1,136,000	Aon Global, Ltd., 3.875%, 12/15/25	$ 1,107,733
1,445,000	Athene Global Funding, 2.75%, 6/25/24 (144A)	1,429,983
2,670,000	Athene Global Funding, 5.684%, 2/23/26 (144A)	2,658,097
2,045,000	CNO Financial Group, Inc., 5.25%, 5/30/25	2,033,221
1,800,000	Manulife Financial Corp., 4.15%, 3/4/26	1,764,576
1,900,000	Met Tower Global Funding, 4.85%, 1/16/27 (144A)	1,895,479
1,100,000	Metropolitan Life Global Funding I, 3.45%, 12/18/26 (144A)	1,054,049
2,050,000	New York Life Global Funding, 5.45%, 9/18/26 (144A)	2,068,655
1,000,000	Pricoa Global Funding I, 5.55%, 8/28/26 (144A)	1,011,754
2,400,000	Principal Life Global Funding II, 5.00%, 1/16/27 (144A)	2,404,944
1,470,000	Protective Life Global Funding, 5.209%, 4/14/26 (144A)	1,466,127
	Total Insurance	$18,894,618

	Internet — 0.2%
1,600,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	$ 1,607,214
	Total Internet	$1,607,214

	Media — 0.3%
1,750,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26	$ 1,765,296
	Total Media	$1,765,296

	Mining — 0.3%
1,800,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	$ 1,761,294
	Total Mining	$1,761,294

	Miscellaneous Manufacturing — 0.2%
1,290,000	GE Capital International Funding Co., Unlimited Co., 3.373%, 11/15/25	$ 1,249,241
	Total Miscellaneous Manufacturing	$1,249,241

The accompanying notes are an integral part of these financial statements.
40Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	Office & Business Equipment — 0.3%
1,750,000	CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	$ 1,620,833
	Total Office & Business Equipment	$1,620,833

	Pharmaceuticals — 1.4%
1,084,000	Becton Dickinson & Co., 3.70%, 6/6/27	$ 1,039,222
3,000,000	Bristol-Myers Squibb Co., 4.90%, 2/22/27	2,996,646
1,912,000	Cardinal Health, Inc., 3.41%, 6/15/27	1,812,950
2,851,000	CVS Health Corp., 3.625%, 4/1/27	2,735,955
	Total Pharmaceuticals	$8,584,773

	Pipelines — 2.0%
2,000,000	Energy Transfer LP, 4.75%, 1/15/26	$ 1,976,865
2,100,000	Energy Transfer LP, 6.05%, 12/1/26	2,137,176
1,145,000	Midwest Connector Capital Co. LLC, 3.90%, 4/1/24 (144A)	1,143,080
1,800,000	MPLX LP, 4.125%, 3/1/27	1,745,362
1,672,000	ONEOK, Inc., 5.85%, 1/15/26	1,686,858
1,553,000	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	1,550,852
286,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	285,830
2,000,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	2,077,993
	Total Pipelines	$12,604,016

	REITs — 0.5%
1,700,000	Healthcare Realty Holdings LP, 3.50%, 8/1/26	$ 1,616,958
1,480,000	Weyerhaeuser Co., 4.75%, 5/15/26	1,465,125
	Total REITs	$3,082,083

	Retail — 0.3%
1,800,000	O'Reilly Automotive, Inc., 5.75%, 11/20/26	$ 1,825,464
	Total Retail	$1,825,464

	Semiconductors — 1.0%
1,800,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.875%, 1/15/27	$ 1,739,282
1,596,000	Microchip Technology, Inc., 4.25%, 9/1/25	1,566,203
3,000,000	SK Hynix, Inc., 6.25%, 1/17/26 (144A)	3,025,159
	Total Semiconductors	$6,330,644

	Software — 0.2%
1,677,000	Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	$ 1,603,134
	Total Software	$1,603,134

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2441

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — 0.6%
1,186,000	Sprint LLC, 7.625%, 3/1/26	$ 1,225,425
3,000,000	T-Mobile USA, Inc., 3.75%, 4/15/27	2,875,670
	Total Telecommunications	$4,101,095

	Trucking & Leasing — 0.5%
2,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25 (144A)	$ 1,954,243
390,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27 (144A)	388,910
825,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	829,282
	Total Trucking & Leasing	$3,172,435

	Total Corporate Bonds (Cost $255,680,262)	$ 255,016,840

	Insurance-Linked Securities — 1.0% of Net Assets#
	Event Linked Bonds — 0.8%
	Earthquakes – Mexico — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 9.061%, (3 Month Term SOFR + 368 bps), 3/13/24 (144A)	$ 249,375
	Earthquakes – U.S. & Canada — 0.0%†
250,000(a)	Acorn Re, 7.868%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 247,075
	Flood – U.S. — 0.0%†
250,000(a)	FloodSmart Re, 17.199%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 246,750
	Multiperil – U.S. — 0.3%
25,000(a)	Caelus Re V, 5.47%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 23,875
250,000(a)	Caelus Re V, 5.868%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	175,000
250,000(a)	Matterhorn Re, 10.604%, (SOFR + 525 bps), 3/24/25 (144A)	249,450
250,000(a)	Matterhorn Re, 13.104%, (SOFR + 775 bps), 3/24/25 (144A)	248,500
250,000(a)	Residential Re, 10.648%, (3 Month U.S. Treasury Bill + 528 bps), 12/6/25 (144A)	236,775
250,000(a)	Residential Re, 11.378%, (3 Month U.S. Treasury Bill + 601 bps), 12/6/24 (144A)	244,900
The accompanying notes are an integral part of these financial statements.
42Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
Multiperil – U.S. — (continued)
250,000(a)	Sanders Re II, 8.419%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	$ 244,175
250,000(a)	Sanders Re III, 8.978%, (3 Month U.S. Treasury Bill + 361 bps), 4/7/26 (144A)	240,850
$ 1,663,525

Multiperil – U.S. & Canada — 0.0%†
250,000(a)	Mystic Re IV, 11.468%, (3 Month U.S. Treasury Bill + 610 bps), 1/8/25 (144A)	$ 246,825
Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 9.618%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 250,750
250,000(a)	Matterhorn Re, 1.50%, 1/8/27 (144A)	87,500
$ 338,250

Windstorm – Florida — 0.1%
500,000(a)	Everglades Re II, Ltd., 11.973%, (1 Month U.S. Treasury Bill + 661 bps), 5/14/24 (144A)	$ 504,750
250,000(a)	Integrity Re, 12.438%, (3 Month U.S. Treasury Bill + 707 bps), 6/6/25 (144A)	175,000
$ 679,750

Windstorm – North Carolina — 0.0%†
250,000(a)	Cape Lookout Re, 10.715%, (3 Month U.S. Treasury Bill + 535 bps), 3/28/25 (144A)	$ 248,325
Windstorm – Texas — 0.1%
500,000(a)	Alamo Re, 12.548%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 504,750
Windstorm – U.S. — 0.0%†
250,000(a)	Bonanza Re, 10.28%, (3 Month U.S. Treasury Bill + 491 bps), 12/23/24 (144A)	$ 243,450
Windstorm – U.S. Regional — 0.1%
250,000(a)	Citrus Re, 10.609%, (3 Month U.S. Treasury Bill + 524 bps), 6/7/25 (144A)	$ 252,275
	Total Event Linked Bonds	$ 4,920,350

Face Amount USD ($)
Collateralized Reinsurance — 0.1%
Earthquakes – California — 0.1%
250,000(g)(h) +	Adare Re 2022-2, 9/30/28	$ 251,719
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2443

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — 0.0%†
250,000(g)(h) +	Cypress Re 2017, 1/31/25	$ 25
250,000(h) +	Limestone Re 2020-1, 4/1/24 (144A)	—
250,000(g)(h) +	Resilience Re, 5/1/24	—
		$ 25

	Windstorm – Florida — 0.0%†
250,000(g)(h) +	Portrush Re 2017, 6/15/24	$ 25
	Total Collateralized Reinsurance	$251,769

	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
250,000(g)(i) +	Harambee Re 2018, 12/31/24	$ —
250,000(g)(i) +	Harambee Re 2019, 12/31/24	425
250,000(g)(i) +	Harambee Re 2020, 12/31/24	3,925
		$ 4,350

	Multiperil – Worldwide — 0.1%
185,015(g)(i) +	Alturas Re 2022-2, 12/31/27	$ 32,526
264,623(h) +	Gullane Re 2018, 12/31/24	—
250,000(g)(i) +	Lion Rock Re 2020, 1/31/25	—
128,615(g)(i) +	Lorenz Re 2019, 6/30/24	1,196
500,000(g)(h) +	Merion Re 2021-2, 12/31/24	80,250
363,953(g)(h) +	Merion Re 2022-2, 12/31/27	345,068
250,000(g)(h) +	RosaPenna Re 2022, 6/30/28	240,401
10,000(g)(h) +	Sector Re V, 12/1/24 (144A)	18,362
257,836(g)(h) +	Sussex Re 2020-1, 12/31/24	206
500,000(g)(i) +	Thopas Re 2020, 12/31/24	100
250,000(g)(i) +	Thopas Re 2021, 12/31/24	4,025
250,000(i) +	Thopas Re 2022, 12/31/27	2,025
500,000(g)(i) +	Viribus Re 2020, 12/31/24	16,600
250,000(g)(i) +	Viribus Re 2022, 12/31/27	9,175
		$ 749,934

	Total Reinsurance Sidecars	$754,284

	Total Insurance-Linked Securities (Cost $6,529,448)	$5,926,403

Principal Amount USD ($)
U.S. Government and Agency Obligations — 4.3% of Net Assets
7,844	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	$ 7,783
The accompanying notes are an integral part of these financial statements.
44Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
178(a)	Federal Home Loan Mortgage Corp., 6.357%, (1 Year CMT Index + 236 bps), 1/1/28	$ 177
1,226(a)	Federal Home Loan Mortgage Corp., 6.375%, (1 Year CMT Index + 225 bps), 11/1/31	1,248
306(a)	Federal Home Loan Mortgage Corp., 6.506%, (RFUCCT6M + 226 bps), 4/1/25	303
14,155(a)	Federal Home Loan Mortgage Corp. REMICs, 5.989%, (SOFR30A + 66 bps), 4/15/27	14,137
81,265(a)	Federal Home Loan Mortgage Corp. REMICs, 5.939%, (SOFR30A + 61 bps), 7/15/31	81,051
18,810(a)	Federal Home Loan Mortgage Corp. REMICs, 5.939%, (SOFR30A + 61 bps), 4/15/28	18,762
34,729(a)	Federal Home Loan Mortgage Corp. REMICs, 6.439%, (SOFR30A + 111 bps), 2/15/32	35,080
56,592(a)	Federal Home Loan Mortgage Corp. REMICs, 6.009%, (SOFR30A + 68 bps), 3/15/32	56,321
10,500(a)	Federal Home Loan Mortgage Corp. REMICs, 5.759%, (SOFR30A + 43 bps), 11/15/36	10,319
62,871(a)	Federal Home Loan Mortgage Corp. REMICs, 5.814%, (SOFR30A + 49 bps), 11/15/37	61,961
40,404(a)	Federal Home Loan Mortgage Corp. REMICs, 5.939%, (SOFR30A + 61 bps), 2/15/41	39,856
54,954(a)	Federal Home Loan Mortgage Corp. REMICs, 5.859%, (SOFR30A + 53 bps), 4/15/41	54,040
22,291(a)	Federal Home Loan Mortgage Corp. REMICs, 5.989%, (SOFR30A + 66 bps), 2/15/42	21,995
39,321	Federal Home Loan Mortgage Corp. REMICs, 3.000%, 12/15/25	38,715
77,730	Federal National Mortgage Association, 3.000%, 3/1/47	68,885
1,180(a)	Federal National Mortgage Association, 4.838%, (1 Year CMT Index + 246 bps), 4/1/28	1,175
6,450(a)	Federal National Mortgage Association, 5.109%, (ECOFC + 193 bps), 12/1/36	6,381
6,924	Federal National Mortgage Association, 5.500%, 12/1/35	7,030
41,928	Federal National Mortgage Association, 5.500%, 8/1/37	42,570
1,800,000	Federal National Mortgage Association, 5.500%, 12/8/29 (TBA)	1,804,055
5,657(a)	Federal National Mortgage Association, 5.841%, (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 176 bps), 7/1/36	5,687
4,854	Federal National Mortgage Association, 6.000%, 4/1/38	5,006
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2445

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,000,000	Federal National Mortgage Association, 6.000%, 7/18/06 (TBA)	$ 2,008,342
38,312	Federal National Mortgage Association, 6.500%, 4/1/29	38,555
1,008	Federal National Mortgage Association, 6.500%, 7/1/32	1,025
4,000,000	Federal National Mortgage Association, 6.500%, 8/23/92 (TBA)	4,069,939
8,174	Federal National Mortgage Association, 7.000%, 1/1/36	8,392
11,722	Federal National Mortgage Association REMICs, 6.000%, 6/25/29	11,708
49,014(a)	Federal National Mortgage Association REMICs, 5.839%, (SOFR30A + 51 bps), 12/18/32	48,680
36,936(a)	Federal National Mortgage Association REMICs, 5.736%, (SOFR30A + 41 bps), 11/25/27	36,786
12,114(a)	Federal National Mortgage Association REMICs, 5.836%, (SOFR30A + 51 bps), 3/25/34	12,105
21,439(a)	Federal National Mortgage Association REMICs, 5.786%, (SOFR30A + 46 bps), 9/25/36	21,190
14,257(a)	Federal National Mortgage Association REMICs, 5.796%, (SOFR30A + 47 bps), 3/25/37	13,896
51,505(a)	Federal National Mortgage Association REMICs, 5.686%, (SOFR30A + 36 bps), 6/25/37	50,321
42,511(a)	Federal National Mortgage Association REMICs, 6.006%, (SOFR30A + 68 bps), 9/25/37	42,281
43,852(a)	Federal National Mortgage Association REMICs, 6.016%, (SOFR30A + 69 bps), 9/25/37	43,689
32,283(a)	Federal National Mortgage Association REMICs, 5.786%, (SOFR30A + 46 bps), 3/25/37	31,637
37,848(a)	Federal National Mortgage Association REMICs, 6.336%, (SOFR30A + 101 bps), 7/25/38	37,964
1,950	Federal National Mortgage Association REMICs, 3.000%, 4/25/40	1,910
30,518(a)	Government National Mortgage Association, 5.934%, (1 Month Term SOFR + 61 bps), 2/20/38	30,454
47,814(a)	Government National Mortgage Association, 5.734%, (1 Month Term SOFR + 41 bps), 8/20/40	45,761
13,653	Government National Mortgage Association I, 6.000%, 12/15/31	14,025
28,934	Government National Mortgage Association I, 6.000%, 11/15/36	30,013
4,449	Government National Mortgage Association I, 6.500%, 5/15/31	4,535
4,959	Government National Mortgage Association I, 6.500%, 7/15/35	5,072
The accompanying notes are an integral part of these financial statements.
46Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,059	Government National Mortgage Association I, 6.500%, 10/15/37	$ 8,238
7,000,000	U.S. Treasury Bonds, 6.375%, 8/15/27	7,444,609
7,000,000	U.S. Treasury Bonds, 6.875%, 8/15/25	7,217,930
3,400,000	U.S. Treasury Notes, 4.625%, 2/28/25	3,385,789
	Total U.S. Government and Agency Obligations (Cost $27,331,747)	$27,047,383

	SHORT TERM INVESTMENTS — 10.1% of Net Assets
	Repurchase Agreements — 0.6%
1,860,000	Bank of America, 5.31%, dated 2/29/24, to be purchased on 3/1/24 for $1,860,274, collateralized by $1,897,201 Federal National Mortgage Association, 2.61%-4.15%, 1/1/31-3/1/37	$ 1,860,000
1,860,000	RBC Dominion Securities Inc., 5.31%, dated 2/29/24, to be purchased on 3/1/24 for $1,860,274, collateralized by $1,897,500 U.S. Treasury Bill, 5/23/24	1,860,000
		$ 3,720,000

	Commercial Paper — 8.7% of Net Assets
2,800,000(j)	Albemarle Corp., 5.760%, 3/4/24	$ 2,798,219
2,800,000(j)	Alexandria Real Estate Equities, Inc., 5.512%, 3/8/24	2,796,589
1,200,000(j)	American Electric Power Co., Inc., 5.401%, 3/1/24	1,199,819
3,000,000(j)	Amphenol Corp., 5.351%, 3/1/24	2,999,557
2,800,000(j)	Aon Corp., 5.431%, 3/6/24	2,797,495
3,000,000(j)	Autozone, Inc., 5.385%, 3/7/24	2,996,833
3,000,000(j)	CenterPoint Energy Resources Corp., 5.381%, 3/1/24	2,999,552
2,700,000(j)	Consolidated Edison Company of New York, Inc., 5.421%, 3/11/24	2,695,502
3,000,000(j)	DCAT LLC, 5.351%, 3/14/24	2,993,744
3,000,000(j)	Duke Energy Corp., 5.351%, 3/1/24	2,999,548
3,000,000(j)	Elevance Health, Inc., 5.401%, 3/1/24	2,999,542
3,000,000(j)	Enterprise Products Operating LLC, 5.401%, 3/1/24	2,999,548
3,000,000(j)	ERP Operating Limited Partnership, 5.391%, 3/1/24	2,999,548
2,000,000(j)	Eversource Energy, 5.501%, 3/7/24	1,997,780
3,000,000(j)	Healthpeak Properties, Inc., 5.471%, 3/1/24	2,999,546
3,000,000(j)	Kinder Morgan, Inc., 5.451%, 3/1/24	2,999,525
1,500,000(j)	Mohawk Industries, Inc., 5.461%, 3/12/24	1,497,211
1,500,000(j)	NextEra Energy Capital Holdings, Inc., 5.451%, 3/1/24	1,499,774
1,500,000(j)	Prudential funding LLC, 5.315%, 3/6/24	1,498,671
1,300,000(j)	Realty Income Corp., 5.431%, 3/1/24	1,299,804
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2447

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Paper — (continued)
1,800,000(j)	Sonoco Products Co., 5.381%, 3/1/24	$ 1,799,725
3,000,000(j)	The Sherwin-Williams Company, 5.390%, 3/12/24	2,994,568
	Total Commercial Paper (Cost $54,870,658)	$54,862,100

Shares
	Open-End Fund — 0.8%
5,052,201(k)	Dreyfus Government Cash Management, Institutional Shares, 5.21%	$ 5,052,201
		$ 5,052,201

	TOTAL SHORT TERM INVESTMENTS (Cost $63,642,859)	$63,634,301

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.0% (Cost $644,837,844)	$639,779,495
	OTHER ASSETS AND LIABILITIES — (2.0)%	$ (12,727,316)
	net assets — 100.0%	$ 627,052,179

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
IBOR	Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
The accompanying notes are an integral part of these financial statements.
48Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At February 29, 2024, the value of these securities amounted to $360,947,171, or 57.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at February 29, 2024.
(b)	Security is in default.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at February 29, 2024.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at February 29, 2024.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(g)	Non-income producing security.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	Rate shown represents yield-to-maturity.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at February 29, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at February 29, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$250,000	$ 247,075
Adare Re 2022-2	10/20/2022	224,140	251,719
Alamo Re	11/20/2023	506,500	504,750
Alturas Re 2022-2	1/18/2022	24,519	32,526
Bonanza Re	12/15/2020	250,000	243,450
Caelus Re V	4/27/2017	25,000	23,875
Caelus Re V	5/4/2018	250,000	175,000
Cape Lookout Re	3/16/2022	250,000	248,325
Citrus Re	4/11/2022	250,000	252,275
Cypress Re 2017	1/24/2017	840	25
Everglades Re II, Ltd.	11/21/2023	503,750	504,750
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2449

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
FloodSmart Re	2/14/2022	$250,000	$ 246,750
Gullane Re 2018	3/26/2018	—	—
Harambee Re 2018	12/19/2017	5,311	—
Harambee Re 2019	12/20/2018	—	425
Harambee Re 2020	2/27/2020	—	3,925
Integrity Re	5/9/2022	250,000	175,000
International Bank for Reconstruction & Development	2/28/2020	250,000	249,375
Limestone Re 2020-1	12/27/2019	—	—
Lion Rock Re 2020	12/30/2019	—	—
Long Point Re IV	5/13/2022	250,000	250,750
Lorenz Re 2019	7/10/2019	21,077	1,196
Matterhorn Re	1/29/2020	250,000	87,500
Matterhorn Re	3/10/2022	250,000	249,450
Matterhorn Re	3/10/2022	250,000	248,500
Merion Re 2021-2	12/28/2020	136,047	80,250
Merion Re 2022-2	3/1/2022	363,953	345,068
Mystic Re IV	6/9/2021	250,000	246,825
Portrush Re 2017	6/12/2017	191,747	25
Residential Re	10/30/2020	250,000	244,900
Residential Re	10/28/2021	250,000	236,775
Resilience Re	2/8/2017	124	—
RosaPenna Re 2022	8/26/2022	225,276	240,401
Sanders Re II	11/23/2021	250,000	244,175
Sanders Re III	3/22/2022	250,000	240,850
Sector Re V	1/1/2020	204	18,362
Sussex Re 2020-1	1/21/2020	—	206
Thopas Re 2020	12/30/2019	—	100
Thopas Re 2021	1/22/2021	—	4,025
Thopas Re 2022	2/15/2022	—	2,025
Viribus Re 2020	12/30/2019	50,960	16,600
Viribus Re 2022	4/18/2022	—	9,175
Total Restricted Securities			$5,926,403
% of Net assets			1.0%
The accompanying notes are an integral part of these financial statements.
50Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
554	U.S. 2 Year Note (CBT)	6/28/24	$113,385,231	$113,431,500	$46,269
65	U.S. 5 Year Note (CBT)	6/28/24	6,936,876	6,948,906	12,030
			$120,322,107	$120,380,406	$58,299
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
40	U.S. 10 Year Note (CBT)	6/18/24	$ (4,407,397)	$ (4,417,500)	$(10,103)
TOTAL FUTURES CONTRACTS			$115,914,710	$115,962,906	$ 48,196
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Purchases and sales of securities (excluding short-term investments) for the six months ended February 29, 2024 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$ —	$ 8,067,563
Other Long-Term Securities	$287,675,114	$83,997,728
At February 29, 2024, the net unrealized depreciation on investments based on cost for federal tax purposes of $646,287,216 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 3,847,260
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,306,785)
Net unrealized depreciation	$ (6,459,525)
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2451

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$ —	$ 6,406,717	$ —	$ 6,406,717
Asset Backed Securities	—	197,563,667	97,000	197,660,667
Collateralized Mortgage Obligations	—	59,430,474	—	59,430,474
Commercial Mortgage-Backed Securities	—	24,656,710	—*	24,656,710
Corporate Bonds	—	255,016,840	—	255,016,840
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	251,719	251,719
Multiperil – Worldwide	—	—	25	25
Windstorm – Florida	—	—	25	25
Reinsurance Sidecars
Multiperil – U.S.	—	—	4,350	4,350
Multiperil – Worldwide	—	—	749,934	749,934
All Other Insurance-Linked Securities	—	4,920,350	—	4,920,350
U.S. Government and Agency Obligations	—	27,047,383	—	27,047,383
Repurchase Agreements	—	3,720,000	—	3,720,000
Commercial Paper	—	54,862,100	—	54,862,100
Open-End Fund	5,052,201	—	—	5,052,201
Total Investments in Securities	$ 5,052,201	$ 633,624,241	$1,103,053	$ 639,779,495
Other Financial Instruments
Net unrealized appreciation on futures contracts	$ 48,196	$ —	$ —	$ 48,196
Total Other Financial Instruments	$ 48,196	$ —	$ —	$ 48,196
*	Securities valued at $0.
The accompanying notes are an integral part of these financial statements.
52Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Transfers are calculated on the beginning of period values. During the period ended February 29, 2024, two securities valued at $55,625 were transferred from Level 2 to Level 3, due to valuing the securities using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2453

Statement of Assets and Liabilities  |  2/29/24
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $644,837,844)	$639,779,495
Cash	19,671
Futures collateral	991,058
Receivables —
Investment securities sold	608,000
Fund shares sold	3,717,723
Interest	4,239,943
Due from the Adviser	17,258
Other assets	69,590
Total assets	$649,442,738
LIABILITIES:
Payables —
Investment securities purchased	$ 18,992,203
Fund shares repurchased	2,715,956
Distributions	387,481
Trustees’ fees	345
Variation margin for futures contracts	7,062
Management fees	17,762
Administrative expenses	11,261
Distribution fees	2,111
Accrued expenses	256,378
Total liabilities	$ 22,390,559
NET ASSETS:
Paid-in capital	$690,552,463
Distributable earnings (loss)	(63,500,284)
Net assets	$ 627,052,179
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $100,321,235/11,428,844 shares)	$ 8.78
Class C (based on $10,705,215/1,217,115 shares)	$ 8.80
Class C2 (based on $1,153,898/131,134 shares)	$ 8.80
Class K (based on $25,583,397/2,896,499 shares)	$ 8.83
Class Y (based on $489,288,434/55,634,231 shares)	$ 8.79
The accompanying notes are an integral part of these financial statements.
54Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 2/29/24
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $9,527)	$14,101,765
Dividends from unaffiliated issuers	182,031
Total Investment Income		$14,283,796
EXPENSES:
Management fees	$ 816,846
Administrative expenses	60,399
Transfer agent fees
Class A	133,786
Class C	2,519
Class C2	221
Class K	27
Class Y	159,232
Distribution fees
Class A	94,646
Class C	24,300
Class C2	3,350
Shareholder communications expense	8,937
Custodian fees	5,420
Registration fees	51,353
Professional fees	96,172
Printing expense	19,600
Officers’ and Trustees’ fees	7,532
Insurance expense	4,205
Miscellaneous	52,450
Total expenses		$ 1,540,995
Less fees waived and expenses reimbursed by the Adviser		(261,624)
Net expenses		$ 1,279,371
Net investment income		$ 13,004,425
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$ (407,316)
Futures contracts	(559,894)	$ (967,210)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$ 5,091,135
Futures contracts	(84,269)	$ 5,006,866
Net realized and unrealized gain (loss) on investments		$ 4,039,656
Net increase in net assets resulting from operations		$ 17,044,081
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2455

Statements of Changes in Net Assets
	Six Months Ended 2/29/24 (unaudited)	Year Ended 8/31/23
FROM OPERATIONS:
Net investment income (loss)	$ 13,004,425	$ 19,223,852
Net realized gain (loss) on investments	(967,210)	(10,355,347)
Change in net unrealized appreciation (depreciation) on investments	5,006,866	4,597,170
Net increase in net assets resulting from operations	$ 17,044,081	$ 13,465,675
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.25 and $0.41 per share, respectively)	$ (2,702,026)	$ (5,115,507)
Class C ($0.24 and $0.40 per share, respectively)	(269,424)	(484,742)
Class C2 ($0.24 and $0.40 per share, respectively)	(37,255)	(49,466)
Class K ($0.27 and $0.45 per share, respectively)	(736,545)	(919,622)
Class Y ($0.26 and $0.44 per share, respectively)	(10,209,788)	(13,504,984)
Total distributions to shareholders	$ (13,955,038)	$ (20,074,321)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 328,941,531	$ 258,006,903
Reinvestment of distributions	12,024,685	17,166,271
Cost of shares repurchased	(131,744,291)	(262,430,137)
Net increase in net assets resulting from Fund share transactions	$ 209,221,925	$ 12,743,037
Net increase in net assets	$ 212,310,968	$ 6,134,391
NET ASSETS:
Beginning of period	$ 414,741,211	$ 408,606,820
End of period	$ 627,052,179	$ 414,741,211
The accompanying notes are an integral part of these financial statements.
56Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

	Six Months Ended 2/29/24 Shares (unaudited)	Six Months Ended 2/29/24 Amount (unaudited)	Year Ended 8/31/23 Shares	Year Ended 8/31/23 Amount
Class A
Shares sold	2,201,753	$ 19,305,021	2,845,569	$ 24,848,854
Reinvestment of distributions	292,747	2,560,360	558,942	4,866,739
Less shares repurchased	(2,146,424)	(18,783,764)	(6,333,915)	(55,168,852)
Net increase (decrease)	348,076	$ 3,081,617	(2,929,404)	$ (25,453,259)
Class C
Shares sold	292,213	$ 2,563,442	468,887	$ 4,089,902
Reinvestment of distributions	30,750	269,424	55,287	482,541
Less shares repurchased	(160,698)	(1,406,394)	(829,422)	(7,245,295)
Net increase (decrease)	162,265	$ 1,426,472	(305,248)	$ (2,672,852)
Class C2
Shares sold	34,900	$ 303,939	30,085	$ 262,640
Reinvestment of distributions	199	1,739	419	3,661
Less shares repurchased	(40,116)	(352,882)	(32,662)	(284,039)
Net decrease	(5,017)	$ (47,204)	(2,158)	$ (17,738)
Class K
Shares sold	395,383	$ 3,494,167	2,634,894	$ 22,978,431
Reinvestment of distributions	82,480	725,950	102,507	899,232
Less shares repurchased	(253,170)	(2,242,628)	(177,965)	(1,558,153)
Net increase	224,693	$ 1,977,489	2,559,436	$ 22,319,510
Class Y
Shares sold	34,524,495	$ 303,274,962	23,569,664	$ 205,827,076
Reinvestment of distributions	965,895	8,467,212	1,250,933	10,914,098
Less shares repurchased	(12,434,260)	(108,958,623)	(22,718,123)	(198,173,798)
Net increase	23,056,130	$ 202,783,551	2,102,474	$ 18,567,376
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2457

Financial Highlights
	Six Months Ended 2/29/24 (unaudited)	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19
Class A
Net asset value, beginning of period	$ 8.71	$ 8.85	$ 9.39	$ 9.21	$ 9.52	$ 9.40
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.23	$ 0.39	$ 0.18	$ 0.19	$ 0.23	$ 0.27
Net realized and unrealized gain (loss) on investments	0.09	(0.12)	(0.52)	0.20	(0.29)	0.14
Net increase (decrease) from investment operations	$ 0.32	$ 0.27	$ (0.34)	$ 0.39	$ (0.06)	$ 0.41
Distributions to shareholders:
Net investment income	$ (0.25)	$ (0.41)	$ (0.20)	$ (0.21)	$ (0.25)	$ (0.29)
Total distributions	$ (0.25)	$ (0.41)	$ (0.20)	$ (0.21)	$ (0.25)	$ (0.29)
Net increase (decrease) in net asset value	$ 0.07	$ (0.14)	$ (0.54)	$ 0.18	$ (0.31)	$ 0.12
Net asset value, end of period	$ 8.78	$ 8.71	$ 8.85	$ 9.39	$ 9.21	$ 9.52
Total return (b)	3.70%(c)	3.17%	(3.65)%	4.25%	(0.61)%	4.39%
Ratio of net expenses to average net assets	0.83%(d)	0.83%	0.83%	0.81%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets	5.28%(d)	4.46%	1.97%	1.98%	2.44%	2.87%
Portfolio turnover rate	21%(c)	54%	68%	43%	113%	84%
Net assets, end of period (in thousands)	$100,321	$96,545	$124,028	$144,818	$146,659	$176,601
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.97%(d)	0.97%	0.97%	0.85%	0.85%	0.86%
Net investment income (loss) to average net assets	5.14%(d)	4.32%	1.83%	1.94%	2.41%	2.83%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
58Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

	Six Months Ended 2/29/24 (unaudited)	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19
Class C
Net asset value, beginning of period	$ 8.73	$ 8.87	$ 9.41	$ 9.23	$ 9.52	$ 9.39
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.22	$ 0.37	$ 0.16	$ 0.17	$ 0.20	$ 0.25
Net realized and unrealized gain (loss) on investments	0.09	(0.11)	(0.52)	0.20	(0.26)	0.14
Net increase (decrease) from investment operations	$ 0.31	$ 0.26	$ (0.36)	$ 0.37	$ (0.06)	$ 0.39
Distributions to shareholders:
Net investment income	$ (0.24)	$ (0.40)	$ (0.18)	$ (0.19)	$ (0.23)	$ (0.26)
Total distributions	$ (0.24)	$ (0.40)	$ (0.18)	$ (0.19)	$ (0.23)	$ (0.26)
Net increase (decrease) in net asset value	$ 0.07	$ (0.14)	$ (0.54)	$ 0.18	$ (0.29)	$ 0.13
Net asset value, end of period	$ 8.80	$ 8.73	$ 8.87	$ 9.41	$ 9.23	$ 9.52
Total return (b)	3.62%(c)	2.99%	(3.85)%	4.04%	(0.62)%	4.25%
Ratio of net expenses to average net assets	1.02%(d)	1.01%	1.03%	1.03%	1.04%	1.03%
Ratio of net investment income (loss) to average net assets	5.09%(d)	4.29%	1.74%	1.77%	2.22%	2.66%
Portfolio turnover rate	21%(c)	54%	68%	43%	113%	84%
Net assets, end of period (in thousands)	$10,705	$9,211	$12,069	$18,885	$31,557	$32,889
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.04%(d)	1.06%	1.04%	1.07%	1.06%	1.07%
Net investment income (loss) to average net assets	5.07%(d)	4.24%	1.73%	1.73%	2.20%	2.62%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2459

Financial Highlights  (continued)
	Six Months Ended 2/29/24 (unaudited)	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19
Class C2
Net asset value, beginning of period	$ 8.74	$ 8.88	$ 9.42	$ 9.24	$ 9.52	$ 9.39
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.22	$ 0.38	$ 0.16	$ 0.17	$ 0.20	$ 0.25
Net realized and unrealized gain (loss) on investments	0.08	(0.12)	(0.51)	0.20	(0.25)	0.15
Net increase (decrease) from investment operations	$ 0.30	$ 0.26	$ (0.35)	$ 0.37	$ (0.05)	$ 0.40
Distributions to shareholders:
Net investment income	$ (0.24)	$ (0.40)	$ (0.19)	$ (0.19)	$ (0.23)	$ (0.27)
Total distributions	$ (0.24)	$ (0.40)	$ (0.19)	$ (0.19)	$ (0.23)	$ (0.27)
Net increase (decrease) in net asset value	$ 0.06	$ (0.14)	$ (0.54)	$ 0.18	$ (0.28)	$ 0.13
Net asset value, end of period	$ 8.80	$ 8.74	$ 8.88	$ 9.42	$ 9.24	$ 9.52
Total return (b)	3.50%(c)	3.01%	(3.80)%	4.04%	(0.52)%	4.27%
Ratio of net expenses to average net assets	0.99%(d)	0.97%	1.00%	1.01%	1.03%	1.05%
Ratio of net investment income (loss) to average net assets	5.14%(d)	4.33%	1.78%	1.78%	2.20%	2.61%
Portfolio turnover rate	21%(c)	54%	68%	43%	113%	84%
Net assets, end of period (in thousands)	$1,154	$1,189	$1,228	$1,855	$1,436	$1,173
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.01%(d)	1.03%	1.01%	1.05%	1.05%	1.09%
Net investment income (loss) to average net assets	5.12%(d)	4.27%	1.77%	1.74%	2.18%	2.57%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
60Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

	Six Months Ended 2/29/24 (unaudited)	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19
Class K
Net asset value, beginning of period	$ 8.77	$ 8.91	$ 9.45	$ 9.27	$ 9.54	$ 9.42
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.25	$ 0.45	$ 0.22	$ 0.22	$ 0.27	$ 0.31
Net realized and unrealized gain (loss) on investments	0.08	(0.14)	(0.52)	0.20	(0.26)	0.13
Net increase (decrease) from investment operations	$ 0.33	$ 0.31	$ (0.30)	$ 0.42	$ 0.01	$ 0.44
Distributions to shareholders:
Net investment income	$ (0.27)	$ (0.45)	$ (0.24)	$ (0.24)	$ (0.28)	$ (0.32)
Total distributions	$ (0.27)	$ (0.45)	$ (0.24)	$(0.24)	$ (0.28)	$ (0.32)
Net increase (decrease) in net asset value	$ 0.06	$ (0.14)	$ (0.54)	$ 0.18	$ (0.27)	$ 0.12
Net asset value, end of period	$ 8.83	$ 8.77	$ 8.91	$ 9.45	$ 9.27	$ 9.54
Total return (b)	3.77%(c)	3.56%	(3.26)%	4.62%	0.16%	4.73%
Ratio of net expenses to average net assets	0.46%(d)	0.45%	0.46%	0.46%	0.46%	0.47%
Ratio of net investment income (loss) to average net assets	5.66%(d)	5.13%	2.36%	2.36%	2.86%	3.26%
Portfolio turnover rate	21%(c)	54%	68%	43%	113%	84%
Net assets, end of period (in thousands)	$25,583	$23,424	$1,001	$ 661	$3,408	$14,451
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.48%(d)	0.50%	0.49%	0.51%	0.47%	0.51%
Net investment income (loss) to average net assets	5.64%(d)	5.08%	2.33%	2.31%	2.85%	3.22%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2461

Financial Highlights  (continued)
	Six Months Ended 2/29/24 (unaudited)	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19
Class Y
Net asset value, beginning of period	$ 8.73	$ 8.87	$ 9.41	$ 9.23	$ 9.51	$ 9.38
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.25	$ 0.43	$ 0.21	$ 0.22	$ 0.26	$ 0.30
Net realized and unrealized gain (loss) on investments	0.07	(0.13)	(0.52)	0.20	(0.26)	0.14
Net increase (decrease) from investment operations	$ 0.32	$ 0.30	$ (0.31)	$ 0.42	$ (0.00)(b)	$ 0.44
Distributions to shareholders:
Net investment income	$ (0.26)	$ (0.44)	$ (0.23)	$ (0.24)	$ (0.28)	$ (0.31)
Total distributions	$ (0.26)	$ (0.44)	$ (0.23)	$ (0.24)	$ (0.28)	$ (0.31)
Net increase (decrease) in net asset value	$ 0.06	$ (0.14)	$ (0.54)	$ 0.18	$ (0.28)	$ 0.13
Net asset value, end of period	$ 8.79	$ 8.73	$ 8.87	$ 9.41	$ 9.23	$ 9.51
Total return (c)	3.77%(d)	3.55%	(3.29)%	4.63%	0.05%	4.81%
Ratio of net expenses to average net assets	0.46%(e)	0.46%	0.46%	0.46%	0.46%	0.47%
Ratio of net investment income (loss) to average net assets	5.66%(e)	4.87%	2.34%	2.33%	2.80%	3.23%
Portfolio turnover rate	21%(d)	54%	68%	43%	113%	84%
Net assets, end of period (in thousands)	$489,288	$284,372	$270,281	$274,235	$286,499	$302,658
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.58%(e)	0.59%	0.57%	0.60%	0.59%	0.59%
Net investment income (loss) to average net assets	5.54%(e)	4.74%	2.23%	2.19%	2.67%	3.11%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.01 or $(0.01) per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
62Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Notes to Financial Statements  |  2/29/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Short Term Income Fund (the “Fund”) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.
The Fund offers five classes of shares designated as Class A, Class C, Class C2, Class K and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K and Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2463

appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR").
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
64Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2465

Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of February 29, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2023 was as follows:
2023
Distributions paid from:
Ordinary income	$20,074,321
Total	$ 20,074,321
66Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

The following shows the components of distributable earnings (losses) on a federal income tax basis at August 31, 2023:
2023
Distributable earnings/(losses):
Undistributed ordinary income	$ 177,206
Capital loss carryforward	(55,014,957)
Current year dividend payable	(285,185)
Net unrealized depreciation	(11,466,391)
Total	$(66,589,327)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to adjustments relating to event-linked bonds and reinsurance sidecars, the tax treatment of premium and amortization, and the mark to market of futures contracts.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor did not earn underwriting commissions on the sale of Class A shares during the six months ended February 29, 2024.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class C2 shares of the Fund, respectively (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class C2, Class K and Class Y shares can reflect different transfer agent and distribution expense rates.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2467

F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and
68Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2469

with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
Normally, at least 80% of the Fund’s net assets are invested in debt securities that are rated investment grade at the time of purchase or cash and cash equivalents.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In recent years interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund invests in below-investment-grade (high-yield) debt securities. Some of these high-yield securities may be convertible into equity
70Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2471

investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional
72Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at February 29, 2024 are listed in the Schedule of Investments.
H.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2473

reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
I.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at February 29, 2024 are disclosed in the Schedule of Investments.
74Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

J.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at February 29, 2024 is recorded as "Futures collateral" on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either "Due from broker for futures" or "Due to broker for futures" on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of futures contracts long position and futures contracts short position during the six months ended February 29, 2024 were $113,062,238 and $8,966,427, respectively. Open futures contracts outstanding at February 29, 2024 are listed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund's Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate equal to 0.35% of the Fund’s average daily net assets up to $1 billion and 0.30% on assets over $1 billion. For the six months ended February 29, 2024, the effective
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2475

management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.35% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive and/or reimburse ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) of the Fund to the extent required to reduce Fund expenses to 0.83%, 0.46% and 0.46% of the average daily net assets attributable to Class A, Class K and Class Y shares, respectively. These expense limitations are in effect through January 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Class C and Class C2 shares do not have expense limitations. Fees waived and expenses reimbursed during the six months ended February 29, 2024 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $17,762 in management fees payable to the Adviser at February 29, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended February 29, 2024, the Fund paid $7,532 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At February 29, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $345 and a payable for administrative expenses of $11,261, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
76Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended February 29, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$3,560
Class C	770
Class C2	—
Class K	79
Class Y	4,528
Total	$8,937
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class C2 shares. Pursuant to the Plan, the Fund pays the Distributor 0.20% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 0.50% of the average daily net assets attributable to Class C and Class C2 shares. The fee for Class C and Class C2 shares consists of a 0.25% service fee and a 0.25% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C and Class C2 shares. Reflected on the Statement of Assets and Liabilities is $2,111 in distribution fees payable to the Distributor at February 29, 2024.
In addition, redemptions of Class C2 shares may be subject to a contingent deferred sales charge (“CDSC”). Redemptions of Class C2 shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class A, C, K and Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended February 29, 2024, CDSCs in the amount of $20 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2477

the 1940 Act. Until January 31, 2024, the Fund participated in a credit facility in the amount of $380 million. Under such credit facility, depending on the type of loan, interest on borrowings was payable at the Secured Overnight Financing Rate ("SOFR") plus a credit spread. The Fund also paid both an upfront fee and an annual commitment fee to participate in the credit facility. The upfront fee in the amount of 0.15% of the total credit facility and the commitment fee in the amount of 0.30% of the daily unused portion of each lender’s commitment were allocated among participating funds based on an allocation schedule set forth in the credit facility. Effective January 31, 2024, the Fund participates in a credit facility in the amount of $250 million, the upfront fee with respect to the credit facility is 0.05% of the total credit facility, and the commitment fee with respect to the credit facility is 0.20% of the daily unused portion of each lender’s commitment. For the six months ended February 29, 2024, the Fund had no borrowings under the credit facility.
7.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
78Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at February 29, 2024, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Net unrealized appreciation on futures contracts*	$58,299	$ —	$ —	$ —	$ —
Total Value	$58,299	$—	$—	$—	$—
Liabilities
Net unrealized depreciation on futures contracts*	$10,103	$ —	$ —	$ —	$ —
Total Value	$ 10,103	$—	$—	$—	$—

*	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at February 29, 2024 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$ (559,894)	$ —	$ —	$ —	$ —
Total Value	$(559,894)	$—	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$ (84,269)	$ —	$ —	$ —	$ —
Total Value	$ (84,269)	$—	$—	$—	$—
8. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of February 29, 2024, the Fund had no unfunded loan commitments outstanding.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2479

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Short Term Income Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2023 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2023, July 2023 and September 2023. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2023, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2023, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2023.
At a meeting held on September 19, 2023, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
80Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2481

comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareholders. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the third quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the third quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management
82Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2483

Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees considered that Amundi US’s relationship with Amundi creates potential opportunities for Amundi US and Amundi that derive from Amundi US’s relationships with the Fund, including Amundi’s ability to market the services of Amundi US globally. The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s enhanced global presence that may contribute to an increase in the resources available to Amundi US. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
84Pioneer Short Term Income Fund  | Semiannual Report | 2/29/24

Trustees, Officers and Service Providers
Trustees
Thomas J. Perna, Chairman
John E. Baumgardner, Jr.
Diane Durnin
Benjamin M. Friedman
Lisa M. Jones
Craig C. MacKay
Lorraine H. Monchak
Marguerite A. Piret*
Fred J. Ricciardi
Officers
Lisa M. Jones, President and
Chief Executive Officer
Marco Pirondini**
Executive Vice President
Anthony J. Koenig, Jr., Treasurer
and Chief Financial and
Accounting Officer
Christopher J. Kelley, Secretary and
Chief Legal Officer

Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Ernst & Young LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
* Ms. Piret became a non-voting Advisory Trustee of the Pioneer Funds effective January 22, 2024.
** Marco Pirondini was appointed to serve as an Executive Vice President of the Fund and Chief Investment Officer of Amundi US, Inc., effective January 1, 2024.
Pioneer Short Term Income Fund  | Semiannual Report | 2/29/2485

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 19127-18-0424

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date April 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date April 30, 2024

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.

Anthony J. Koenig, Jr., Principal Financial Officer

Date April 30, 2024

*	Print the name and title of each signing officer under his or her signature.